   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 3, 1999


                                                       REGISTRATION NOS. 33-2081
                                                                       811-04490
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [_]
PRE-EFFECTIVE AMENDMENT NO.                                                 [_]

POST-EFFECTIVE AMENDMENT NO. 20                                             [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [_]
AMENDMENT NO. 20                                                            [X]

                               ----------------

                     JOHN HANCOCK VARIABLE SERIES TRUST I
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ----------------

                              JOHN HANCOCK PLACE
                                 P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (617) 572-5060
                        (REGISTRANT'S TELEPHONE NUMBER)

                           SANDRA M. DaDALT, ESQUIRE
                              JOHN HANCOCK PLACE
                                 P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                  COPIES TO:

                          THOMAS C. LAUERMAN, ESQUIRE
                        FREEDMAN, LEVY, KROLL & SIMONDS
                         1050 CONNECTICUT AVENUE, N.W.
                            WASHINGTON, D.C. 20036

                               ----------------

  It is proposed that this filing will become effective (check appropriate box)

    [_] Immediately upon filing pursuant to paragraph (b)

    [_] On (date) pursuant to paragraph (b)

    [X] 60 days after filing pursuant to paragraph (a)(1)

    [_] On (date) pursuant to paragraph (a)(1)

    [_] 75 days after filing pursuant to paragraph (a)(2)

    [_] On (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               ----------------

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                             CROSS REFERENCE SHEET

        FORM N-1A ITEM NO.              SECTION IN PROSPECTUS
        ------------------              ---------------------

1.      Front and Back Cover Pages      Prospectus Cover Page

2.      Risk/Return Summary:            Your Investment Choices
        Investments, Risks and
        Performance

3.      Risk/Return Summary:            Fund Expenses
        Fee Table

4.      Investment Objectives,          Your Investment Choices
        Principal Investment
        Strategies and Related
        Risks

5.      Management's Discussion         Your Investment Choices
        of Fund Performance

6.      Management, Organization and    Overview; Your Investment Choices;
        Capital Structure               Trust Details

7.      Shareholder Information         For More Information

8.      Distribution Arrangements       Dividends and Taxes

9.      Financial Highlights            Your Investment Choices
        Information

        FORM N-1A ITEM NO.              SECTION IN STATEMENT OF
        ------------------              ADDITIONAL INFORMATION
                                        -----------------------

10.     Cover Page and Table of         Table of Contents
        Contents

11.     Fund History                    Business History; Trust's
                                        Organization and Shares

12.     Description of the Fund         Risk Factors; Investment Techniques;
        and its Investment and Risks    Investment Restrictions

13.     Management of the Fund          Board of Trustees and Officers of the
                                        Fund

14.     Control Persons and Principal   Voting Rights
        Holders of Securities

15.     Investment Advisory and Other   Investment Advisory and Other Services
        Services

16.     Broker Allocation and Other     Portfolio Transactions and Brokerage
        Services                        Allocation

17.     Capital Stock and Other         Voting Rights
        Services

18.     Purchase, Redemption and        Purchase and Redemption of Shares;
        Pricing of Shares               Net Asset Value

19.     Taxation of the Fund            Taxes

20.     Underwriters                    Investment Advisory and Other Services

21.     Calculation of Performance      Calculation of Performance
        Data                            Data

22.     Financial Statements            Financial Statements

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.
JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

MAY __, 1999

Managed Fund
Growth & Income Fund
Equity Index Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Diversified Mid Cap Growth Fund
Real Estate Equity Fund
Small/Mid Cap CORE Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Equity Fund
International Balanced Fund
International Equity Index Fund
International Opportunities Fund
Emerging Markets Equity Fund
Short-Term Bond Fund
Bond Index Fund
Sovereign Bond Fund
Global Bond Fund
High Yield Bond Fund
Money Market Fund
             Managed by John Hancock Mutual Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

A fund-by-fund summary of goals, strategies and risks.

Policies and instructions for opening, maintaining and closing an account in any fund

Further information on the Trust

Overview                                     3

Your investment choices                      4
Managed Fund                                 7
Growth & Income Fund                         9
Equity Index Fund                           11
Large Cap Value Fund                        13
Large Cap Growth Fund                       15
Mid Cap Value Fund                          17
Mid Cap Growth Fund                         19
Diversified Mid Cap Growth Fund             21
Real Estate Equity Fund                     23
Small/Mid Cap CORE Fund                     25
Small Cap Value Fund                        27
Small Cap Growth Fund                       29
Global Equity Fund                          31
International Balanced Fund                 33
International Equity Index Fund             35
International Opportunities Fund            37
Emerging Markets Equity Fund                39
Short-Term Bond Fund                        41
Bond Index Fund                             43
Sovereign Bond Fund                         45
Global Bond Fund                            47
High Yield Bond Fund                        49
Money Market Fund                           51
Your account                                53
Investments in shares of the funds          53
Share price                                 53
Valuation                                   53
Conflicts                                   53
Funds' expenses                             54
Dividends and taxes                         54
Dividends                                   54
Taxes                                       54
Trust details                               55
Business structure                          55
Year 2000 Compliance                        55
For more information                back cover

Overview

--------------------------------------------------------------------------------
Fund Information Key
Concise fund-by-fund descriptions begin on page 8. Each description provides the following information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The major risk factors and other significant risk factors associated with the fund.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Mutual Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Series Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock, chartered in 1862, is a Massachusetts mutual life insurance company. It managed, at the end
of 1998, over $    billion, of which John Hancock owned over $    billion. Most
of the funds have subadvisers.

Your Investment Choices

-------------------------------------------------------------------------------
The Trust offers you 23 investment choices, or funds, to suit a variety of objectives under your variable contract. Each fund has its own strategy and its own risk/reward profile.The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

Equity Funds
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization

                           Large Cap Funds:
 . Growth & Income Fund
                           These funds invest in large, well-established com-
 . Equity Index Fund        panies that typically are very actively traded and
                           provide more stable investment returns over time.
 . Large Cap Value Fund     Large cap companies represent the 300 largest
                           stocks in the Russell 3000 Index. Each of those
 . Large Cap Growth Fund    companies has a market capitalization greater than
                           $6.6 billion as of the end of 1998. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.


                           Mid Cap Funds:

 . Mid Cap Value Fund       These funds invest in medium-sized, less estab-
                           lished companies that are less actively traded and
 . Diversified Mid Cap      provide more share price volatility over time than
  Growth Fund              large cap stocks. Mid cap companies represent the
                           250th to 1000th largest stocks in the Russell 3000
 . Mid Cap Growth Fund      Index. Each of those companies has a market capi-
                           talization between $1.3 billion and $8.1 billion as
 . Small/Mid Cap CORE Fund  of the end of 1998. Mid cap funds are appropriate for investors who are willing to accept more vola-
 .Real Estate Equity Fund   tile investment returns within the overall equity
                           markets with the potential reward of higher long-term returns.


                           Small Cap Funds:

 . Small Cap Value Fund     These funds invest in small newly established com-
                           panies that are less actively traded and have a
 . Small Cap Growth Fund    high level of share price volatility over time.
                           Small cap companies represent the 2000 smallest stocks in the Russell 3000 Index. Each of those companies has a market capitalization of less than $1.3 billion as of the end of 1998. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

Investment Style

                           Value Funds:

 . Large Cap Value Fund     Value funds invest in companies that are attrac-
                           tively priced, considering their asset and earnings
 . Mid Cap Value Fund       history. These stocks typically pay above average
                           dividends and have low stock prices relative to
 . Small Cap Value Fund     measures of earnings and book value. Value funds
                           are appropriate for investors who want some divi-
 . Real Estate Equity Fund  dend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

                           Growth Funds:

 . Large Cap Growth Fund    Growth funds invest in companies believed to have
                           above-average prospects for capital growth due to
 . Mid Cap Growth Fund      their strong earnings and revenue potential. Growth
                           stocks typically have high stock prices relative to
 . Diversified Mid Cap      measures of earnings and book value. Growth funds
  Growth Fund              are appropriate for investors who are willing to
                           accept more share-price volatility for the poten-
 . Small Cap Growth Fund    tial reward of higher long-term returns.

                           Blend Funds:

 . Growth & Income          Blend funds invest in both value and growth compa-
  Fund nies. Blend funds are appropriate for investors who seek both dividend and capital appreciation charac-
 . Equity Index Fund        teristics.

 . Small/Mid Cap CORE
  Fund

Balanced Funds

 . Managed Fund             Balanced funds invest in a combination of stocks
                           and bonds and actively manage the mix of stock and
 . International Bal-       bonds within a target range. Domestic balanced
  anced Fund               funds invest in U.S. stocks and bonds. Interna-
                           tional balanced funds invest in foreign stocks and bonds.

Bond Funds
Bond funds can be categorized in two ways--by average maturity and by credit quality:

Average Maturity           Bond maturity is a key measure of interest rate
                           risk. A bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.

                           Short:

 . Money Market Fund        These funds invest primarily in bonds with short
                           maturities, typically less than four years. These
 . Short Term Bond          funds have less interest risk than intermediate-
  Fund                     term bond funds.

                           Intermediate:

 . Bond Index Fund          These funds invest in bonds of all maturities and
                           maintain an average maturity which is typically
 . Sovereign Bond           between four and ten years. These funds have more
  Fund                     interest rate risk than short-term bond funds.

 . Global Bond Fund

 . High Yield Bond
  Fund

Credit Quality             Credit quality is a measure of the ability of a
                           bond issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds.

                           High:

 . Money Market Fund        These funds focus on the highest-rated, most
                           creditworthy bonds and typically maintain an aver-
 . Bond Index Fund          age credit quality rating of AAA/Aaa or AA/Aa.

 . Global Bond Fund

                           Medium:

 . Short Term Bond          These funds invest in bonds of all credit quality
  Fund levels with a focus on high-rated investment grade bonds. These funds typically maintain an average
 . Sovereign Bond           credit quality rating of A or BBB/Baa.
  Fund

                           Low:

 . High Yield Bond          These funds invest primarily in lower rated bonds--
  Fund known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

International/Global Funds
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                           Developed Markets:
 . Global Equity Fund

                           These funds invest primarily in the larger, well-
 . International            established developed or industralized markets
  Opportunities Fund       around the world. These funds have less foreign
                           securities risk than emerging market funds.

 . International
  Equity Index Fund

                           Emerging Markets:
 . Emerging Markets         These funds invest primarily in developing or
  Equity Fund              emerging markets and have more foreign securities
                           risk than funds that invest primarily in well-established, developed markets.

                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of a fund's assets applies only at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and stragtegy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming rein-vestment of all dividends and distributions). Figures are audited by Ernst & Young LLP. The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and variable con-tracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock"' is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

Managed Fund
GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies;

 . bonds with maturities generally greater than 12 months; and

 . money market and other short-term debt securities with maturities generally not greater than 12 months.

The manager makes ongoing decisions about the mix among the three types of investments: stocks, bonds and short-term debt securities. The manager normally seeks to invest 60% in equities and 40% in bonds.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued rel-ative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 125 to 150 stocks, with at least 65% of its equity assets in large cap companies. The Fund may invest up to 30% of its bond assets in developed foreign countries and up to 15% of its bond assets in high yield bonds.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs) and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion in assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

John C. Forelli
(equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990

Jeffrey B. Saef
(fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1994
Joined subadviser in 1994

Jay C. Leu
(international fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadviser in 1997
Chief Investment Officer, Pacific Capital Fixed Income Advisors (1995-1997) Vice President, State Street Global Advisors (1987-1995)
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quarter
19xx

Average annual total return -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS
The following risks are major factors in the Fund's performance:
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market.
Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.
Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.
Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.

The following risks are not considered a major factor in the Fund's perfor-mance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.
Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

The following risk is considered significant because of its potential impact on the Fund's performance:
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%. The Fund has a high turnover rate due to: (1) issue selection within the equity portion of the portfolio, (2) issue and sector selection in the fixed income portion of the portfolio, and (3) asset allocation between the equity and fixed income por-tions of the portfolio.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                    1994  1995  1996  1997  1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on
  investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to
 average net assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Growth & Income Fund
GOAL AND STRATEGY

This is a large cap stock fund that seeks long-term growth in income and capi-tal.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and growth in capital (i.e., "value" companies); or

 . above-average potential for growth in revenues and earnings (i.e., "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the S&P 500 Index.

The Fund normally invests in 115 to 130 stocks, with at least 65% of its assets in large cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs) and high quality short-term debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion in assets at end of 1998

FUND MANAGER
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quarter
19xx

Average annual total return -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                             1994 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net
 assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Equity Index Fund
GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk char-acteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predeter-mined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may buy and sell stock index futures, and buy options on stock indexes and on stock index futures to main-tain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

State Street Bank and Trust Company
State Street Global Advisors Division
Two International Place
Boston, Massachusetts 02110

Managing since 1978
Managed approximately $492 ] billion of assets, at end of 1998

FUND MANAGERS

John A. Tucker
-----------------
Principal, of subadviser
Joined subadviser in 1988

James B. May
-----------------
Principal of subadviser
Joined subadviser in 1989


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x  Worst quarter: down x.xx%,     quar-
ter 199x

Average annual total return -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's per-formance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's invest-ment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return***
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)****
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Hancock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, .65% and .34% for the years ended December 31, 1996, 1997, and 1998, respectively.

Large Cap Value Fund
GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and substantial dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks using proprietary equity research. Stocks are purchased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for companies with:

 . established operating history;

 . above-average dividend yield relative to the S&P 500 Index;

 . low price/earnings ratio relative to the S&P 500 Index;

 . sound balance sheet and other positive financial characteristics; and

 . low stock price relative to the company's underlying value.

The Fund normally invests in 100 to 175 stocks, with at least 65% of its assets in large cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality intermediate and short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managed approximately $147 billion of assets at end of 1998

FUND MANAGERS
Management by Investment Advisory Committee

Brian C. Rogers,
-----------------
Committee Chairman
Director of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x  Worst quarter: down x.xx%,     quar-
ter 199x

Average annual total return -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks.

                                      --
                                      --
The following risks are not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.89% and 1.06% for the years ended December 31, 1996 and 1997, respectively.

Large Cap Growth Fund
GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry charac-teristics similar to the Russell 1000 Growth Index.

The Fund normally invests in 75 to 125 stocks, with at least 65% of its assets in large cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive mea-sures--such as holding unusually large amounts of cash and cash equivalents-- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
-------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion in assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

Mark C. Lapman
-----------------
Executive Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982
Began career in 1979

John C. Forelli
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

-------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quar-
ter 19xx

Average annual total returns -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                             1994** 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net
 assets (%)
Turnover rate (%)

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1994.

Mid Cap Value Fund
GOAL AND STRATEGY

This is a mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to sell at a discount to their intrinsic value.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are undervalued by various measures such as the stock's current price relative to its earnings potential.

The manager looks for undervalued companies with:

 . sound balance sheet and other financial characteristics;

 . consistent cash flow;

 . strong position relative to the competition; and

 . high level of stock ownership among management.

The Fund normally invests in 50 to 75 stocks, with at least 65% of its assets in mid cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Neuberger Berman, LLC
605 Third Avenue
New York, New York 10158

Managing since 1939
Managed approximately $55 billion in assets at end of 1998

FUND MANAGERS

Michael M. Kassen
-----------------
Principal of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1990
Began career in 1978

Robert I. Gendelman
-----------------
Principal of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1984

S. Basu Mullick
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1998
Began career in 1982
Portfolio Manager, Ark Asset
Management (1993-1998)
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had an unusually high turnover rate in 1998 due to the unusually volatile equity market that resulted in above average purchase and sale activity. Nor-mally, the Fund's turnover rate will be less than 100%.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.15% and 1.14% for the years ended December 31, 1996, and 1997, respectively.

Mid Cap Growth Fund
GOAL AND STRATEGY

This is a non-diversified mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have earnings growth potential that may not be rec-ognized by the investment community. The manager selects stocks without regard to any pre- defined industry or sector selection criteria.

The manager looks for companies experiencing:

 . above-average growth relative to their peers or the general economy; and

 . positive change due to new product developments, improved regulatory environ-ment or a new management team.

The Fund is non-diversified, which means it can take larger positions in a smaller number of issuers. Based upon its current size and strategy, the Fund invests in 35 to 75 stocks, with at least 65% of its assets in mid cap compa-nies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), foreign equity securities of developed countries, high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206

Managing since 1970
Managed approximately $108 billion of assets at end of 1998

FUND MANAGER

James P. Goff
-----------------
Executive Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1988
Began career in 1985


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                      --
                                      --
The following risks are not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments involved are held in relatively small amounts:
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could be- come harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share Interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.34%, 1.42% and 1.13% for the years ended December 31, 1996, 1997, and 1998, respectively.

Diversified Mid Cap Growth Fund
GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have above-average earnings growth potential due to positive industry or economic trends.

The manager looks for companies with:

 . expected 15% annual earnings growth over 3 to 5 years;

 . accelerating earnings growth due to gains in market share or operating effi-ciency;

 . high quality management;

 . dominant market position; and

 . specific catalysts for growth, such as new products, reorganization, or merg-er.

The Fund normally invests in at least 110 stocks, with at least 65% of its assets in mid cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $30 billion of assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

Barbara C. Friedman, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1998
Began career in 1973
Portfolio Manager at Fleet Investment Advisers, 1996-1997
Portfolio Manager at Loomis Sayles & Co., 1990-1995


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1994 1995 1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1994.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%. The Fund had an unusually high turnover rate in 1998 because of a change in the Fund's invest-ment strategy and the resulting need to restructure its investments.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Diversified Mid Cap Growth Fund (formerly Special
 Opportunities
 Portfolio)-Selected data for each share interest
 outstanding
 throughout the period indicated: Period ended
 December 31:                                      1994** 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on
  investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average
 net assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1994.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 6.05% and 1.91% for the years ended December 31, 1994, and 1995, respectively.

Real Estate Equity Fund
GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The manager selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improv-ing earnings growth prospects.

The manager looks for real estate stocks with:

 . proven track records,

 . strong management whose interests are aligned with shareholders,

 . attractive real estate holdings, and

 . a flexible financial structure.

The manager employs risk control techniques to maintain risk, style and indus-try characteristics similar to the public equity real estate market. The Fund normally invests in 40 to 60 securities.

The Fund also may purchase other types of securities, for example: equity secu-rities of non-real estate businesses whose real estate holdings are significant in relation to their market capitalization, high quality short-term debt secu-rities, mortgage REITs, collateralized mortgage obligations, and master limited partnerships.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion in assets at end of 1998

FUND MANAGER

Dalton J. Avery
-----------------
Senior Vice President of subadviser
Managed fund since 1988 (its inception)
Joined team in 1988
Joined subadviser in 1982


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quarter
19xx

Average annual total returns -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS

The following risks are major factors in the Fund's performance:

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                             1994 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net
 assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

Small/Mid Cap CORE Fund
GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research. The manager employs an investment process known as CORE, "Com-puter Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500 Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500 Index.

The Fund normally invests in 450 to 550 stocks, with at least 65% of the Fund's assets in small cap and mid cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), high qual-ity short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A separate operating division of Goldman Sachs and Co.
One New York Plaza
New York, New York 10004

Managing since 1988
Managed over $195 billion of assets at end of 1998

FUND MANAGERS

Kent A. Clark
-----------------
Managing Director of subadviser
Joined subadviser in 1992

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1990


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 1998 Worst quarter: down x.xx%,     quarter
1998

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1998.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                        1998**
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% for the year ended Decem-ber 31, 1998.

Small Cap Value Fund
GOAL AND STRATEGY

This is a small cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer favorable prospects for increasing dividends and capital appreciation.

The manager applies a combination of quantitative techniques and equity research to identify the best values among small company stocks.

Stocks are evaluated based on 14 factors, including:

 . earnings-to-price ratios;

 . assets-to-price ratios;

 . earnings estimate revisions;

 . market strength compared to competitors;

 . inventory/sales trends; and

 . financial leverage.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and industry characteristics similar to the Russell 2000 Index. The Fund normally invests in 150 to 250 stocks, with at least 65% of its assets in small cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

INVESCO Management & Research
101 Federal Street
Boston, Massachusetts 02110

Managing since 1957
Managed approximately $5 billion of assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

Robert S. Slotpole
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1993
Began career in 1975


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,    quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.06%, 1.30% and 1.08% for the years ended December 31, 1996, 1997, and 1998, respectively.

Small Cap Growth Fund
GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are pur-chased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated 20% annual earnings growth over 3 years and similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund' s sector weightings normally reflect those of the Russell 2000 Growth Index. The Fund normally invests in 150 to 220 companies, with at least 65% of its assets in small cap companies.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $30 billion of assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

Bernice S. Behar
-----------------
Senior Vice President of subadviser
Managed fund since 1996 (its inception)
Joined subadviser in 1991
Began career in 1986


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,    quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuations in market values of the fund.
** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

Global Equity Fund
GOAL AND STRATEGY

This is a global stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of:

 . large established U.S. companies; and

 . large established foreign companies located in countries throughout the world, including developed, newly industrialized, and emerging countries.

The manager makes ongoing decisions about the mix between U.S. and foreign stocks. The Fund has a target mix of 40% in U.S. stocks and 60% in foreign stocks.

The manager uses global economic and industry analysis to identify global eco-nomic and industry themes. The manager looks for companies that will benefit from:

 . global economic trends;

 . promising technologies or products; and

 . specific country opportunities resulting from changing geopolitical, currency or economic relationships.

The manager purchases stocks of companies that are:

 . in growth industries;

 . efficient producers; and

 . undervalued relative to long-term growth potential.

The Fund invests:

 . in at least 3 different countries (including the U.S.), but normally more than 15 countries;

 . no more than 10% of its assets in emerging markets stocks; and

 . at least 65% of its assets in large cap companies.

The Fund normally invests in 90 to 120 stocks.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high quality short-term debt securities, and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents or invest-ing 100% of its assets in U.S. companies--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Scudder Kemper Investments, Inc.
345 Park Avenue
New York, New York 10154

Managing since 1919
Managed approximately $42 billion of assets at end of 1998

FUND MANAGERS

William E. Holtzer
-----------------
Lead Portfolio Manager of subadviser
Joined subadviser in 1980

Diego Espinosa
-----------------
Vice President of subadvisor
Joined team in 1997
Joined subadviser in 1996
Research Analyst at Morgan
Stanley & Company (1994-1996)

Nicholas Bratt
-----------------
Portfolio Manager of subadviser
Joined team in 1993
Joined subadviser in 1976


PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 1998 Worst quarter: down x.xx%,    quarter
1998

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1998.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Market Allocation Risk: The allocation of the Fund's assets among domestic and international equity regions may (1) reduce the Fund's holdings in a region whose value then increases unexpectedly, or (2) increase the Fund's holdings in a region just prior to its experiencing a loss of value.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31;                                        1998**
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% for the year ended Decem-ber 31, 1998.
32

International Balanced Fund
GOAL AND STRATEGY

This is a non-diversified international balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . common stocks of large foreign companies within developed markets; and

 . foreign bonds with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The Fund has a target mix of 65% stocks and 35% bonds.

The Fund normally invests at least 25% of its assets in bonds which are senior securities.

The Fund invests in at least 3 different countries, but normally invests in 10 to 20 countries.

The Fund invests its assets primarily in developed countries other than the U.S. and, to a lesser extent, in emerging markets countries.

The manager selects stocks and bonds using fundamental value analysis to iden-tify fairly priced investments with long-term sustainable future cash flows. The manager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitive-ness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 200 to 300 stocks within the stock portion.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Illinois 60604

Managing since 1974
Managed approximately $163 billion of assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

Richard C. Carr, CFA
-----------------
Managing Director, Global Equities, of subadviser
Joined subadviser in 1989
Began career in 1964

Denis S. Karnosky, Ph.D.
-----------------
Managing Director, Asset Allocation/Currency, of subadviser
Joined subadviser in 1989
Began career in 1967

Norman D. Cumming
-----------------
Managing Director, Global Fixed Income, of subadviser's affiliate UBS Brinson, Limited
Joined subadviser in 1989
Began career in 1977
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund signifi-cantly.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's hold-ings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss) on investments*
  Total from investment operations
Less distributions:
  Dividends from net investment income
  Distributions from net realized gain on investments sold
  Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56% and 1.82% for the years ended December 31, 1996, 1997 and 1998, respectively.

International Equity Fund
GOAL AND STRATEGY

This is an international stock fund that seeks to track the performance of the MSCI EAFE GDP Index, known as the Morgan Stanley Capital International Europe Australasia and Far East Gross Domestic Product Weighted Index.

The Index is a broad-based equity index of foreign companies in the developed markets of Europe and the Pacific Rim. Stocks within the Index are weighted by gross domestic product.

The manager employs a passive management strategy using quantitative techniques to invest in a representative sample of stocks in the Index. The manager selects stocks in an attempt to track, as closely as possible, the characteris-tics of the Index. The Fund normally invests in 400 to 1,000 stocks.

The Index composition changes from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may invest up to 20% of its assets in emerging markets

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

Note: "MSCI EAFE GDP Index" is the exclusive property of Morgan Stanley & Co., Incorporated and is a registered service mark of Morgan Stanley Capital Inter-national.
--------------------------------------------------------------------------------
SUBADVISER

Independence International Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1986
Managed approximately $2 billion of assets at end of 1998

FUND MANAGERS

Norman H. Meltz
-----------------
Senior Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston International Advisors, Inc. (1986-1996)

David P. Nolan
-----------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio manager Boston
International Advisors, Inc. (1989-1996)
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quarter
19xx

Average annual total returns -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS
The following risks are major factors in the Fund's performance:
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:
 . The securities selected by the manager may not be fully representative of the
  Index.
 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.
 . The size and timing of the Fund's cash flows may result in the Fund's perfor-
  mance being different than that of the Index.
Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:
Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. The Fund had an unusually high turnover rate in 1998 because of a change in the Fund's investment strategy and the resulting need to restructure its invest-ments. Normally, the Fund's turnover rate will be less than 100%.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest oustanding throughout the period indicated)

Period ended December 31:                             1994 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)**
Ratio of net investment income (loss) to average net
 assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .87%, .87%, and .63% for the years ended December 31, 1994, 1995, and 1998, respectively.

International Opportunities Fund
GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.

The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries; and

 . no more than 30% of its assets in emerging market stocks.

The Fund normally invests in 200 to 300 stocks in 15 to 20 countries.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Deposi-tory Receipts (EDRs), U.S. equity securities, U.S. high quality short-term debt securities, and certain derivatives (investments whose value is based on indi-ces or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21201

Managing since 1979
Managed approximately $32 billion in assets at end of 1998

FUND MANAGERS
Management by Investment Advisory Group overseen by:

Martin G. Wade
-----------------
Portfolio Manager of subadviser
Joined subadviser in 1979
Began career in 1969

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.76%, 1.57% and 1.46% for the years ended December 31, 1996, 1997, and 1998, respectively.

Emerging Markets Equity Fund
GOAL AND STRATEGY

This is an emerging markets stock fund that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of companies in countries hav-ing economies or markets generally considered by the World Bank or United Nations to be emerging or developing.

The manager identifies attractive countries and stocks using a combination of quantitative techniques and fundamental research. Countries are selected that are expected to provide the highest risk/return tradeoff. In making country decisions, the manager evaluates the economic, political and social trends within countries.
The manager selects industries and stocks using fundamental proprietary research. The Fund normally invests:

 . in at least 6 emerging markets countries; and

 . no more than 35% of its assets in any single country.

The Fund currently invests in 50 to 75 stocks, but would expect to expand that number if its assets increased significantly.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), high quality short-term debt securities, and certain deriva-tives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Montgomery Asset Management, LLC
101 California Street
San Francisco, California 94111

Managing since 1990
Managed approximately $9 billion of assets at end of 1998

FUND MANAGERS

Josephine S. Jimenez, CFA
-----------------
Principal and Senior Fund Manager of subadviser
Joined subadviser in 1992

Bryan L. Sudweeks, Ph.D, CFA
-----------------
Principal and Senior Fund Manager of subadviser
Joined subadviser in 1992
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 1998 Worst quarter: down x.xx%,    quarter
1998

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1998.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, since the Fund invests primarily in emerging market coun-tries, it will have a significantly higher degree of foreign risk than funds that invest primarily in developed or newly- industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                        1998**
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.69% for the year ended Decem-ber 31, 1998.

Short-Term Bond Fund
GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated);

 . mortgage-and asset-backed securities; and

 . commercial paper and other short-term debt obligations.

The manager selects bonds using a combination of proprietary, research and quantitative tools. Bonds are purchased that are attractively priced and that provide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in bonds that are below investment grade; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years; and

 . an average credit quality rating of "A" or higher.

The Fund will not invest in securities that are rated lower than BB-/Ba3.

The Fund may purchase other types of securities, for example: high-quality short-term debt securities and certain derivatives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion in assets at end of 1998

FUND MANAGER

Jeffrey B. Saef
-----------------
Senior Vice President of subadviser
Joined subadviser in 1994
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1994 1995 1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,     quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1994.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

                                      --
                                      --
The following risks are not considered a major factor in the Fund's perfor-mance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securi-ties to be paid off substantially earlier than expected.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                         1994** 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on
  investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average
 net assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1994.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 13.60%, 1.83% and .79% for the years ended December 31, 1994, 1995 and 1996, respectively.
42

Bond Index Fund
GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed secu-rities.

Both of these Indexes consist of investment grade securities with maturities greater than one year and outstanding par values of at least $100 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key perfor-mance characteristics. The Fund is normally fully invested.
The Index composition may change from time to time. The manager may keep secu-rities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.
--------------------------------------------------------------------------------
SUBADVISER

Mellon Bond Associates, LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Managing since 1986
Managed approximately $49 billion of assets at end of 1998

FUND MANAGERS

Gregory D. Curran
-----------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers (1986-1995)

D'Ann L. Loganbill
-----------------
Vice President of subadviser
Joined subadviser in 1997
Began career in 1987
Vice President of Smith Barney (1994-1997)
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 1998 Worst quarter: down x.xx%,    quarter
1998

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1998.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's perfor-mance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

 Period ended December 31:                                       1998**
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .71% for the year ended Decem-ber 31, 1998.

Sovereign Bond Fund
GOAL AND STRATEGY

This is a bond fund that seeks long term growth in income and capital consis-tent with prudent investment risk.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 25% of its assets in bonds that are below investment grade; and

 . no more than 25% of its assets in foreign securities, excluding Canadian securities.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers.

The manager seeks to keep the Fund's interest rate sensitivity in line with the overall market.
The Fund may purchase other types of securities, for example: high-quality short-term securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managed approximately $30 billion of assets at end of 1998

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,    quarter
19xx

Average annual total returns -- for periods ending 12/31/98

              Fund  Index
1 year        x.xx% x.xx%
5 years       x.xx% x.xx%
10 years      x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                      --
                                      --
The following risks are not considered a major factor in the Fund's perfor-mance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%. The Fund had an unusually high turnover rate in 1998 due to: (1) unusual market volatility;
and (2) the manager's issue and sector selection strategy.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                             1994 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net
 assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Global Bond Fund
GOAL AND STRATEGY

This is a global bond fund that seeks current income and growth in capital con-sistent with moderate risk of capital and maintenance of liquidity.

The manager primarily invests in investment grade debt securities of issuers in developed countries throughout the world including:

 . governments and agencies;

 . state and provincial entities;

 . supranational organizations (such as the World Bank); and

 . corporations and banks.

The Fund invests in at least 3 countries, but normally in 5 to 20 countries. The Fund normally has an average credit quality rating of "AA" or higher.

The manager makes ongoing decisions regarding the Fund's average maturity, country and sector allocations and foreign currency exposures. The manager uses proprietary research and economic analysis to try to anticipate market condi-tions and interest rate movements and to purchase securities that appear com-paratively undervalued.

The manager actively uses derivatives (investments whose value is based on indices or other securities) such as futures, options and swaps to adjust the Fund's average maturity and to implement currency strategies.

The Fund may purchase other types of securities, for example: high-quality short-term debt securities, high yield debt securities, and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Managing, with predecessors, since 1861
Managed approximately $310 billion of assets at end of 1998

FUND MANAGERS

Christopher J. Durbin
-----------------
Managing Director of subadviser
Joined subadviser in 1975
Began career in 1975

David Gibbon
-----------------
Vice President of subadviser
Joined subadviser in 1992
Began career in 1992
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1996 1997 1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 199x Worst quarter: down x.xx%,    quarter
199x

Average annual total returns -- for periods ending 12/31/98(/1/)

              Fund  Index
1 year        x.xx% x.xx%
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, the Fund's investments in emerging market countries have a significantly higher degree of foreign risk than investments in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                      --
                                      --
The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could sig-nificantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

                                      --
                                      --
The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%. The Fund had an unusually high turnover rate in 1998 due to several factors, including the new issuance and retirement of government bonds and changes in the composition of the Fund's benchmark.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                    1996** 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets
 (%)
Turnover rate (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, 1.32% and 1.02% for the years ended December 31, 1996, 1997, and 1998, respectively.

High Yield Bond Fund
GOAL AND STRATEGY

This is a high yield bond fund that seeks high current income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds," including:

 . corporate bonds, both U.S. and foreign (if dollar-denominated);

 . foreign government and agency securities (if dollar-denominated);

 . preferred stocks; and

 . convertible securities (convertible into common stocks or other equity inter-ests).

The manager normally invests at least 65% of the Fund's assets in high yield debt securities (rated BB+/Ba1 or lower and their unrated equivalents).
The manager will invest no more than 20% of the Fund's assets in emerging mar-ket countries (with below investment-grade sovereign debt).

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 . quantitative analysis of historical financial data;

 . qualitative analysis of a company's future prospects; and

 . economic and industry analysis.
The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securi-ties, high quality debt securities (short-term and otherwise), certain deriva-tives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managed approximately $211 billion of assets at end of 1998

FUND MANAGERS
Portfolio management overseen by:

Richard T. Crawford
-----------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other members of the High Yield team, including:

Earl E. McEvoy
-----------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

Catherine A. Smith
-----------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

     1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 1998 Worst quarter: down x.xx%,     quarter
1998

Average annual total return -- for periods ending 12/31/98(/1/)

              Fund  Index
Life of fund  x.xx% x.xx%

Index:

(1)Began operations on May 1, 1998.

MAIN RISKS

The following risks are major factors in the Fund's performance:

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price move-ments due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                      --
                                      --
The following risks are not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                                        1998**
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)***
Ratio of net investment income (loss) to average net assets (%)
Turnover rate (%)

  * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% for the year ended Decem-ber 31, 1998.

Money Market Fund
GOAL AND STRATEGY

This is a money market fund that seeks current income consistent with maintain-ing liquidity and preserving capital. The Fund intends to maintain a stable net asset value of $10 per share.

The Fund only invests in U.S. dollar denominated money market instruments rated within the two highest short-term credit rating categories, primarily includ-ing:

 . commercial paper;

 . asset-backed commercial paper;

 . bank notes and certificates of deposit;

 . short-term bonds;

 . U.S. Treasury and agency notes and bills; and

 . repurchase and reverse repurchase agreements.

These securities have a maximum remaining maturity of 397 days (13 months) and may be issued by:

 . U.S. and foreign banks and other lending institutions;

 . U.S. and foreign corporations;

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . entities whose obligations are guaranteed as to principal or interest by the U.S. Government;

 . municipalities;

 . foreign governments; and

 . supranational organizations (such as the World Bank).

The weighted average time to maturity of the Fund's investments is 90 days or less.

The manager may invest:

 . up to 5% of assets in securities rated in the second-highest short-term cate-gory (or unrated equivalents); and

 . up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest short-term category (or unrated equivalents).

The manager selects securities with the highest yield available among securi-ties of comparable credit quality and maturity using proprietary research.
--------------------------------------------------------------------------------
MANAGER

Managed By John Hancock Mutual Life Insurance Company

FUND MANAGER

Peter S. Mitsopoulos
-----------------
Financial Officer at manager
Joined manager in 1981
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

Year-by-year total returns -- calendar years

1988   1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

--------------------------------------------------------------------------------

Best quarter: up x.xx%,     quarter 19xx Worst quarter: down x.xx%,     quarter
19xx

Average annual total return -- for periods ending 12/31/98

                  Fund  Index
1 year            x.xx% x.xx%
5 years           x.xx% x.xx%
10 years          x.xx% x.xx%
Life of fund      x.xx% x.xx%

Index:

MAIN RISKS

The following risks are major factors in the Fund's performance:

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk. Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)

Period ended December 31:                             1994 1995 1996 1997 1998
Net asset value, beginning of period
Income from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on
  investments*
 Total from investment operations
Less distributions:
 Dividends from net investment income
 Distributions from net realized gain on investments
  sold
 Total distributions
Net asset value, end of period
Total investment return
Ratios and supplemental data
Net assets, end of period (000s omitted)($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net
 assets (%)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

Your Account

Investments in shares of the funds

Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend a fund's offer of shares, or

 . suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

Share price

Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Conse-quently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

Valuation

The Money Market Fund values its securities at amortized cost. Each of the other funds values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

Funds' Expenses

The advisory fee paid by each fund to the adviser last year was:

  Funds                        % of net assets
  Managed                       x.xx%
  Growth & Income               x.xx%
  Equity Index                  x.xx%
  Large Cap Value               x.xx%
  Large Cap Growth              x.xx%
  Mid Cap Value                 x.xx%
  Mid Cap Growth                x.xx%
  Diversified Mid Cap Growth    x.xx%
  Real Estate Equity            x.xx%
  Small Cap Value               x.xx%
  Small Cap Growth              x.xx%
  International Balanced        x.xx%
  International Equity Index    x.xx%
  International Opportunities   x.xx%
  Short-Term Bond               x.xx%
  Sovereign Bond                x.xx%
  Global Bond                   x.xx%
  Money Market                  x.xx%

Funds that have not operated for a full year pay fees as a percentage of net assets as follows:

 . Small/Mid Cap CORE: .80% of first $50 million; .70% above $50 million.

 . Global Equity: .90% of first $50 million; .80% of next $100 million; .70% above $150 million

 . Emerging Markets Equity: 1.30% of first $10 million; 1.20% of next $140 mil-lion; 1.10% above $150 million.

 . Bond Index: .15% of first $100 million; .13% on next $150 million; .11% above
  $250 million.

 . High Yield Bond: .65% of first $100 million; .60% on next $100 million; .50% above $200 million.

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.

The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than
 .25 percent of the fund's average daily net assets.
Dividends and Taxes

Dividends

Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly, except that:

 . the Diversified Mid Cap Growth Fund does so annually, and

 . the Money Market Fund does so daily.

Funds generally declare capital gains distributions annually.

Taxes

Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

Trust Details

Business Structure The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activ-ities and hire various service providers to carry out the Trust's operations.


Year 2000 Compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

                           [FLOW CHART APPEARS HERE]

                                   Variable
                                Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                             Trustees oversee the
                            Trust's investment and
                             business activities.

          Investment Adviser                        Custodian
       John Hancock Mutual Life            State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                  Subadvisers

      Brinson Partners, Inc.                  Mellon Bond Associates, LLP
      Goldman Sachs Asset Management.         Montgomery Asset Management, LLC
      Independence International              Neuberger Berman, LLC
      Associates, Inc.                        Rowe Price-Fleming Internation-
      Independence Investment                 al, Inc.
      Associates, Inc.                        Scudder Kemper Investments, Inc.
      INVESCO Management and Research         State Street Bank and Trust Com-
      J.P. Morgan Investment Management Inc.  pany
      Janus Capital Corporation               T. Rowe Price Associates, Inc.
      John Hancock Advisers, Inc.             Wellington Management Company,
                                              LLP

                     Provide management to various funds.

                    [This page is intentionally left blank.]

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             please contact:
                            Trust I:

                            Annual/Semiannual           By mail:
                            Report to shareholders
                                                        John Hancock Variable
                            Includes financial          Series Trust I
                            statements, a dis-          John Hancock Place
                            cussion of the mar-         Boston, MA 02117
                            ket conditions and
                            investment strate-          By phone: 1-800-REAL
                            gies that signifi-          LIFE
                            cantly affected per-
                            formance, and the           On the Internet:
                            auditors' report (in
                            the annual report           www.jhancock.com
                            only).
                                                        Or you may view or
                            Statement of                obtain these docu-
                            Additional                  ments from the SEC:
                            Information (SAI)
                                                        In person: at the
                            The SAI contains            SEC's Public Refer-
                            more detailed infor-        ence Room in Wash-
                            mation on all               ington, DC
                            aspects of the
                            funds.                      By phone: 1-800-SEC-
                                                        0330
                            A current SAI has
                            been filed with the         By mail: Public Refer-
                            Securities and              ence Section Securi-
                            Exchange Commission         ties and Exchange Com-
                            and is incorporated         mission
                            by reference into           Washington, DC
                            (i.e., is legally a         20549-6009
 John Hancock               part of) this pro-          (duplicating fee
 Variable                   spectus.                    required)
 Series Trust I
 John Hancock
 Place                                                  On the
 Boston, Massachu-                                      Internet: www.sec.gov
 setts 02117
                                                        SEC Number: 811-4490

                                  JOHN HANCOCK

                            VARIABLE SERIES TRUST I

                      STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated May 1, 1999. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts, 02117, telephone number 1-800-REAL LIFE.

  This Statement of Additional Information relates to all twenty-three of the Fund's current portfolios.

  The Fund's financial statements appearing in its Fund's Annual Report to contractholders and the report of Ernst & Young LLP, independent auditors of the Fund, which appears therein, are incorporated by reference into the Statement of Additional Information. No other part of such Annual Report is incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number which appear above.

  This Statement of Additional Information is dated May 1, 1999.

                               TABLE OF CONTENTS



RISK FACTORS....................................................
 Debt Securities................................................
 Equity Securities..............................................
 Real Estate....................................................
 Foreign Securities.............................................
 Conservative Option and Futures Transactions...................
 More Aggressive Option, Futures, and Derivative Transactions...
 Risks of Reallocation..........................................
 Risks of Full Investment.......................................
 Non-Diversified Portfolios.....................................

CHANGING INVESTMENT OBJECTIVES AND STRATEGIES...................

INVESTMENT TECHNIQUES...........................................
 Temporary Defensive Strategies.................................
 Use of Options on Securities by the Equity Index, Large Cap
   Value, Large Cap Growth, Mid Cap Value, Small Cap Value,
   and International Opportunities Portfolios...................
 Other Hedging Strategies by the Equity Index, Large Cap Value,
   Large Cap Growth, Mid Cap Value, Small Cap Value, and
   International Opportunities Portfolios.......................
 Risks of Options and Futures Transactions......................
 Use of Options and Futures by the Managed, Mid Cap Growth,
   Diversified Mid Cap Growth, Small/MidCap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Strategic Bond, and High Yield
   Bond Portfolios..............................................
 Other Derivative Transactions..................................
 Further Considerations as to Options and Futures Contracts.....
 Short-Term Trading.............................................
 Foreign Currency Management Strategies.........................
 When Issued Securities and Forward Commitments.................
 Repurchase Agreements..........................................
 Lending of Portfolio Securities................................
 Mortgage Dollar Rolls and Reverse Repurchase Agreements........

TYPES OF INVESTMENT INSTRUMENTS AND RATINGS.....................
 Foreign Securities.............................................
 Debt Securities Generally......................................
 Debt Securities of the International Equity Index Portfolio....
 Short-Term Bond Securities.....................................
 Sovereign Bond Portfolio Securities............................
 Debt Securities of the High Yield Bond Portfolio...............
 Debt Securities of the Global Equity Portfolio.................
 U.S. Government Obligations....................................
 Other Money Market Portfolio Securities........................
 Commercial Paper Ratings.......................................
 Corporate Bond Ratings.........................................
 Rule 144A Securities...........................................
 Standard and Poor's Depository Receipts........................
 Financial Futures Contracts....................................
 Options on Financial Futures Contracts.........................
 Interest Rate Options..........................................

 Margin Requirements for Futures and Options....................
 Stock Index Options............................................
 Other Derivative Instruments...................................
 Investment Companies...........................................

INVESTMENT INDEXES..............................................
 The S&P 500....................................................
 The Lehman Brothers Government/Corporate and Aggregate
   Bond Indexes.................................................
 The MSCI EAFE GDP Index........................................

INVESTMENT RESTRICTIONS.........................................

BOARD OF TRUSTEES AND OFFICERS OF THE FUND......................

INVESTMENT ADVISORY AND OTHER SERVICES..........................
 Investment Management and Operating Expenses...................
 Underwriting and Indemnity Agreement...........................
 Custodian Agreement............................................
 Independent Auditors...........................................

YEAR 2000 PROGRESS..............................................

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION.................

THE TRUST'S ORGANIZATION AND SHARES.............................

VOTING RIGHTS...................................................

PURCHASE AND REDEMPTION OF SHARES...............................

NET ASSET VALUE.................................................

TAXES...........................................................

CALCULATION OF PERFORMANCE DATA.................................
 Yield and Total Return Information for all Portfolios Other
   than the Money Market Portfolio..............................
 Calculation of Yield Quotations of the Money Market Portfolio.. Charges Under Variable Life Insurance and Variable Annuity
   Policies.....................................................

ADDITIONAL INFORMATION..........................................
 Legal Matters..................................................
 Reports........................................................

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                                BUSINESS HISTORY

  John Hancock Variable Series Trust I, (the "Fund") is an open-end management investment company which was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust, effective April 29, 1988. See the heading "The Trust's Organization and Shares" below. The Fund has twenty-three separate Portfolios, each with a separate series of shares. Shares of the Fund are currently sold to John Hancock Variable Life Accounts U, V, and S to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to fund variable annuity contracts issued by John Hancock Mutual Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Account I to fund variable annuity contracts issued by JHVLICO and John Hancock Mutual Variable Life Insurance Account UV to fund variable life insurance policies issued by John Hancock. The Fund intends to sell shares to IPL-1 to fund variable life insurance policies issued by Investors Partner Life Insurance Company ("IPL"). It is anticipated that, in the future, Fund shares may be sold to other separate investment accounts of JHVLICO, John Hancock and IPL. Each of these separate accounts is hereinafter referred to as a "Separate Account."

  The Fund issues a separate series of shares of beneficial interest for each Portfolio. Each share issued with respect to a Portfolio has a pro rata interest in the net assets of that Portfolio. The assets of each Portfolio are charged with the liabilities of that Portfolio and a proportionate share of the general liabilities of the Fund. Because John Hancock Variable Annuity Accounts U, V, and I; John Hancock Variable Life Accounts U, V, and S; John Hancock Mutual Variable Life Insurance Account UV (and, as contemplated, Investors Partner Life Insurance Company) currently hold all of Fund's shares, those Separate Accounts may be deemed to control the Fund.

  With the exception of the Mid Cap Growth and International Balanced Portfolios, each of the Portfolios is a "diversified" Portfolio within the meaning of the Investment Company Act of 1940.

  The Fund is, in part, a successor to three separate investment accounts of JHVLICO as well as the six separate accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to the Stock, Bond, and Money Market Portfolios of the Fund, respectively, in exchange for shares of these Portfolios. These transactions were effected simultaneously pursuant to an Agreement and Plan of Reorganization dated November 5, 1985, entered into by JHVLICO, the Variable Life Stock, Bond, and Money Market Accounts, and the Fund.

  On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to the Stock, Bond and Money Market Portfolios of the Fund, respectively, in exchange for shares of these Portfolios. These transactions were effected simultaneously pursuant to an Agreement and Plan of Reorganization dated June 10, 1986, entered into by John Hancock, the six Variable Annuity Stock, Bond and Money Market Accounts, and the Fund.

  In 1998, the Special Opportunities Portfolio was renamed the Diversified Mid-Cap Growth Portfolio; the International Equities Portfolio was renamed the International Equity Index Portfolio; and the Short-Term U.S. Government Portfolio was renamed the Short-Term Bond Portfolio. In 1996, the Stock Portfolio was renamed the Growth & Income Portfolio, and, in 1995, the Bond Portfolio was renamed the Sovereign Bond Portfolio; in 1995, the name of the current International Equity Index Portfolio was changed from the "International Portfolio" to the "International Equities Portfolio." In 1994, the name of that Portfolio had been changed from the "Global Portfolio."


                                  RISK FACTORS

  The difference in objectives, policies, and practices of the various Portfolios can be expected to affect each Portfolio's investment return as well as the degree of risk to which each Portfolio is subject. The greatest risks (but not all the risks) to which one or more of the Portfolio's of the Fund may be subject are disclosed below.

DEBT SECURITIES


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The Money Market Portfolio invests exclusively in money market instruments; all the other Portfolios may invest in these instruments to some extent. Because of their nature, Money market instruments generally do not carry significant risks of loss. The following Portfolios are primarily invested in non-money market debt securities: the Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High Yield Bond. The Managed, Emerging Markets Equity, and International Balanced Portfolios can vary their holdings of these securities within a broad range. All the other Portfolios (except the Money Market Portfolio) may invest in these securities to some extent.

  At the time the Money Market Portfolio acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations while second tier securities have received ratings within the two highest categories from at least two rating agencies, but do not qualify as first tier securities. The Portfolio may also purchase obligations that are not rated, but are determined by John Hancock, based on procedures adopted by the Trust's Board of Trustees, to be of comparable quality to rated first or second tier securities. The Portfolio may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

  Interest Rate Risk: In general, debt securities having longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Portfolio that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the duration of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. The interest rate risk of the Short-Term Bond Portfolio, although moderate, is below that of traditional intermediate or long-term bond portfolios.

  Credit Risk: The value of a fixed income security may also change as a result of market perceptions regarding its default or credit risk, defined as the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Portfolios that invest in non-money market debt securities may have some exposure to credit risk.

  Risk of Lower-Quality Instruments: High-yield/high-risk bonds (or "junk" bonds) are debt securities rated below investment grade as defined below under "Sovereign Bond Portfolio Securities." The value of lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in generally prevailing interest rates. Issuers of high yield/high risk securities are typically in weak financial health and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

  Investments in companies issuing high-yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities. The High Yield Bond Portfolio intends to invest primarily in these securities. The other Portfolios most likely to invest a significant portion of their assets in high-yield securities are the Managed, Large Cap Value, International Balanced, Short-Term Bond, Sovereign Bond, and Strategic Bond Portfolios. In contrast, the Diversified Mid Cap Growth and Bond Index Portfolios will not invest in debt securities that are not at least investment grade at the time of purchase. However, all Portfolios (other than the Equity Index and Money Market Portfolios) that invest in debt securities may at times have some exposure to high yield securities.

  Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the low-

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est rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

  Prepayment Risk: Prepayment risk is the risk that a borrower of a debt security repays an outstanding loan before it is due. Such prepayment is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Most mortgage backed, asset backed, other public bond debt securities and 144A securities are exposed to this risk. U.S. Government securities have minimal exposure to this risk. Issuers of public debt securities may be required to pay a penalty in order to exercise this prepayment right. Generally, a Portfolio reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Portfolio's current yield. The values of securities that are subject to prepayment risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment features. The Portfolios most likely to invest a significant position of their assets in debt securities with prepayment features are Managed, Real Estate Equity, International Balanced, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High-Yield Bond Portfolios. However, all Portfolios that invest in debt securities (other than the Money Market Portfolio) may at times have some exposure to prepayment risk.

  Risks of "Zero Coupon" Instruments: All of the Portfolios may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or pay interest in the form of additional securities), rather than paying interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Portfolios most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Real Estate Equity, International Balanced, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High-Yield Bond Portfolios. However, all Portfolios that invest in debt securities may at times have some exposure to this risk.

EQUITY SECURITIES

  All of the Portfolios intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and Money Market Portfolios. All of the Portfolios that invest in equity securities expect to make such securities their primary investment (except for the Managed Portfolio, which may nevertheless do so in the discretion of its sub-investment manager). The Managed Portfolio and International Balanced Portfolio, though investing in equity securities, expect under normal conditions also to have a substantial amount of their assets invested in debt obligations.

  Equity Risk: Investments in common stock or other equity securities may offer a higher rate of return than those in money market instruments and longer term debt securities. However, the risks associated with investments in equity securities may also be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. Such factors include overall market price trends for securities and operating results of particular issuers. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

  Market Capitalization Risk: Another indication of the relative risk of a common stock investment is defined by the size of the company, which is typically referred to as its market capitalization. Market capitalization is computed by multiplying current market price of a share of the company's stock by the total number of its shares outstanding. Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies.

  Three capitalization levels will be used by the Fund: large, medium ("mid"), and small. Each of these capitalization levels will be defined by reference to the Russell 3000 Index. The Russell 3000 Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $8.9 trillion at the end of 1998. The Russell

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3000 Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Fund. Inclusion in the index in no way applies an opinion as to its attractiveness or appropriateness as an investment.

 o Companies having a capitalization within the range of the 300 largest companies in the Russell 3000 Index will be considered to be large capitalization ("large cap") companies. At the end of 1998, each of the largest 300 companies in the Russell 3000 Index had a capitalization of $6 billion or more.

 o Companies having a capitalization within the range of the 700 next largest companies in the Russell 3000 Index will be considered to be "mid cap." At the end of 1998, such mid cap companies had capitalizations ranging from $1.27 billion to $6 billion.

 o Companies having a capitalization within the range of the remaining companies in the Russell 3000 Index will be considered to be small capitalization ("small cap") companies. At the end of 1998, none of these smallest companies in the Russell 3000 Index had a market capitalization of more than $1.27 billion.

A company will continue to qualify as a large cap, mid cap or small cap company even though, sometime after a Portfolio invests in it, the company ceases to be within the definition.

  The equity securities of the Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Global Equity, International Balanced, International Equity Index, and International Opportunities Portfolios are generally expected to represent primarily companies that qualify as large cap issuers. These Portfolios also may invest in the equity securities of companies that qualify as small and mid cap issuers.

  The equity securities of the Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, and Real Estate Equity Portfolios are generally expected to represent primarily companies that qualify as mid cap issuers. These Portfolios also may invest in the equity securities of companies that qualify as small or large cap issuers.

  The equity securities of the Small/Mid Cap CORE Portfolio are generally expected to represent companies that are small cap and mid cap issuers. This Portfolio also may invest in the equity securities of companies that qualify as large cap issuers.

  Small Cap Risk: The very nature of investing in the equity securities of smaller companies involves greater risks and potential rewards than investing in larger, more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may depend upon a small group of inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

  The Small Cap Value and Small Cap Growth Portfolios are generally expected to invest primarily in equity securities of companies that qualify as small cap issuers. Although these Portfolios also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would only rarely invest in the equity securities of companies that qualify only as large cap issuers.

  The Emerging Markets Equity Portfolio has broad latitude to invest in companies of any size.

REAL ESTATE

  The Real Estate Equity Portfolio may invest in companies with activities related to the real estate industry, such as mortgage real estate investment trusts which make construction, development and long-term mortgage loans; financial institutions, including thrift institutions and mortgage banking companies, which originate or service mortgage loans; manufacturers and distributors of building supplies, manufactured housing and mobile homes; and hotel companies, entertainment companies, retailers, railroads and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.


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  The securities purchased will be principally common stocks (and securities convertible into or with rights to purchase common stocks) but a portion of the Portfolio may be invested in preferred stock, in commercial mortgage securities (debt obligations secured by commercial property) and in collateralized mortgage obligations (mortgage pass-through securities secured by commercial mortgage pools) which will primarily be of investment grade quality as defined below under "Sovereign Bond Portfolio Securities". The Portfolio may also invest in master limited partnerships from time to time.

  Investments in the Real Estate Equity Portfolio will be affected by risks related to the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equities markets. The market value of shares in equity real estate investment trusts and commercial property companies in particular is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments. In addition to the Real Estate Portfolio, all of the other Portfolios (except for the Money Market Portfolio) may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate.

FOREIGN SECURITIES

  The following Portfolios invest primarily in foreign securities: the International Balanced, International Equity Index, International Opportunities, and Emerging Markets Equity Portfolios. The Managed, Diversified Mid Cap Growth, Global Equity, Short-Term Bond, Bond Index, Strategic Bond, and High-Yield Bond Portfolios can vary their holdings of these securities within a broad range. It is expected that the Global Equity Portfolio will spread its investments broadly around the world. The Mid Cap Growth Portfolio may invest in foreign companies with earnings growth potential regardless of country of origin or place of principal business activity. All the other Portfolios can invest in these securities to some extent, except for the Real Estate Equity Portfolio. The Emerging Markets Equity Portfolio invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Global Equity, International Balanced, International Equity Index, International Opportunities, Short-Term Bond, Bond Index, Strategic Bond, and High-Yield Bond Portfolios may also invest in developing countries commonly known as "emerging markets".

  Currency Risk: Portfolios that invest in foreign securities typically buy the local currency when they acquire foreign securities and sell the local currency when they dispose of these securities. As long as Portfolios hold a security denominated or quoted in a foreign currency, the security's value will be affected by the value of the local currency relative to that of the U.S. dollar. In other words, when Portfolios sell a foreign security, the security's value may be worth more or less in U.S. dollars. Currency risk may be greater in emerging markets. Strategies that some Portfolios may use to manage their currency exposure also present certain risks.

  Currency Management Risk: These strategies include use of forward currency contracts, currency futures contracts and options thereon, options on currencies, and currency derivative contracts known in the trade as "swaps," "caps," "floors" or "collars." These instruments may be used to facilitate settlement of transactions in foreign securities and also to adjust a Portfolio's exposure to various currencies. The Portfolios that are permitted to engage in at least some types of these transactions are the Managed, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Strategic Bond, and High Yield Bond. Even where intended simply to reduce a Portfolio's risks of exposure to currencies other than U.S. dollars, there is no guarantee that a Portfolio will not suffer losses on or otherwise be disadvantaged by these transactions.

   In general, the more foreign securities a given Portfolio invests in, the greater its currency management activities are likely to be. Also, the Managed, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, and Strategic Bond Portfolios may use certain of these same types of instruments in currency management strategies that expose those Portfolios to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Portfolio's overall exposure to fluctuations in currency values, such strategies could expose those Portfolios to greater risks of loss and greater volatility than they otherwise would experience.

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  Political and Economic Risk: Foreign securities are subject to heightened political and economic risks, particularly in underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Portfolio's assets from that country. However, investments in foreign securities also offer the opportunity to diversify equity holdings and to invest in economies whose growth may outpace that of the United States.

  Regulatory Risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets. The Small/Mid Cap CORE Portfolio will invest in equity securities of foreign issues only if traded in the U.S. and if the issuer complies with U.S. accounting standards.

  Market Risk: Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payments for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failures by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument. Administrative problems and delays may result from international action such as the planned creation of a unified "Euro" currency for several European nations.

  Transaction Costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions.

CONSERVATIVE OPTION AND FUTURES TRANSACTIONS

  All of the Portfolios, except Growth & Income, Real Estate Equity, Bond Index and Money Market, can engage in certain relatively conservative strategies involving financial futures contracts, options on such futures contracts, and options on securities. However, if the Portfolio manager's judgments prove incorrect, even such relatively conservative transactions can negatively affect the Portfolio's performance.

MORE AGGRESSIVE OPTION, FUTURES, AND DERIVATIVE TRANSACTIONS

  Certain Portfolios can enter into options and futures transactions that are more speculative than, are not subject to the same limits as, or are otherwise more risky than the transactions mentioned in the immediately preceding paragraph. These are the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Market Equity, Short-Term Bond, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios. Also, the Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios may enter into transactions involving so-called "swaps," "caps," "floors" and "collars" based on interest rates, currencies, or financial indexes. Again, these "derivative" transactions expose these Portfolios to risks that the other Portfolios are not subject to.

RISKS OF REALLOCATION

  The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the investment manager may reduce the Portfolio's holdings in an asset class whose value increases unexpectedly, or may increase the Portfolio's holdings in an asset class just prior to it experiencing a loss of value. The Managed and International Balanced Portfolios tend to exercise broad discretion in reallocating assets across asset classes.


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  The Strategic Bond Portfolio intends to exercise discretion to reallocate assets across domestic and international fixed income asset classes. All of the other Portfolios, with the exception of the Money Market Portfolio, generally allow the sub-investment manager some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed and International Balanced Portfolios.

  The Managed Portfolio will invest in the following investment sectors:

  (1) Common stocks, convertible debentures and convertible preferred stock, and other equity investments, including the types of securities in which the Growth & Income and Large Cap Growth Portfolios invest;

  (2) Bonds and other fixed income securities with maturities generally in excess of twelve months, including the types of securities in which the Sovereign Bond Portfolio invests; and

  (3) Money market instruments, such as U.S. government obligations, certificates of deposit and commercial paper, and other debt securities with maturities generally not in excess of twelve months, including the types of securities in which the Money Market Portfolio invests.

RISKS OF FULL INVESTMENT

  The Equity Index, International Equity Index, and Bond Index Portfolios expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Portfolios may carry more risk in times of declining markets than Portfolios that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies. Except for the Money Market Portfolio, all of the Portfolios have authority to assume such a defensive position, and they may or may not do so, in the discretion of the sub-investment managers. However, the Equity Index, International Equity Index, and Bond Index Portfolios are less likely to assume such a defensive position than any of such other Portfolios. In any event, there can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Portfolio that attempts to adopt a defensive strategy.

NON-DIVERSIFIED PORTFOLIOS

  The Mid Cap Growth and International Balanced Portfolios are non-diversified Portfolios. A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers than "diversified" portfolios. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. Non-diversified Portfolios are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Portfolios' assets may be invested in the obligations of a limited number of issuers, the value of these Portfolios' shares may be more susceptible to any single economic, political, or regulatory event, and to credit and market risks associated with a single issuer, than would the shares of a diversified portfolio. Non-diversified Portfolios, like the other Portfolios, are subject to certain federal income tax law requirements that limit the amounts invested in a single issuer or in a small group of issuers. See "Taxes" below.


                 CHANGING INVESTMENT OBJECTIVES AND STRATEGIES

  The Portfolios' investment objectives and strategies may in general be changed without the approval of shareholders. However, a "majority" of outstanding voting shares of each affected Portfolio, as defined in the Investment Company Act of 1940, is required to change any such objectives and strategies for the Growth & Income, Large Cap Growth, Real Estate Equity, and Sovereign Bond Portfolios unless otherwise there indicated.


                             INVESTMENT TECHNIQUES

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

TEMPORARY DEFENSIVE STRATEGIES

     All of the portfolios, except the Money Market, may (but are not required to) adopt a defensive investment posture by reallocating some or all of their assets in a manner different from that contemplated by their primary investment objective and strategies.

     The investments that a Portfolio makes for such defensive purposes must comply with any of the investment policies and restrictions of that Portfolio that are "fundamental" (that can be changed only by shareholder vote). Beyond that, most of the Portfolio's are not limited as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Portfolio might temporarily invest in stocks of larger cap companies or in debt securities. A bond portfolio might shorten maturities or tighten its investment quality parameters. An international fund might, for example, limit the countries it would invest in or temporarily invest only in the United States.

     Several Portfolios are subject to more specific requirements, however. As a matter of fundamental policy, assets in which the Growth & Income Portfolio may temporarily invest outside of its regular investment program are limited to cash equivalents. Nevertheless, that Portfolio's regular investment program permits it also to invest substantial amounts in (among other things) debt securities other than cash equivalents.

USE OF OPTIONS ON SECURITIES BY THE EQUITY INDEX, LARGE CAP VALUE, LARGE CAP
 GROWTH, MID CAP VALUE, SMALL CAP VALUE, AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS

  Writing Exchange-Traded Covered Call Options. These Portfolios may write "covered" call options on national securities exchanges. In such transactions, the Portfolio receives an option "premium" in return for which it agrees to sell specific securities held in its portfolio for a specified "exercise" price at any time prior to the expiration period of the option. Although the premium represents income to the Portfolio, the Portfolio in effect foregoes the benefit of any appreciation in the price of the security in excess of the exercise price during the option period.

  Purchasing Exchange-Traded Protective Put Options. These Portfolios also may purchase "protective" put options on national securities exchanges. In such transactions, the Portfolio pays a "premium" for the right to sell particular securities held by it for a specified "exercise" price at any time prior to the expiration of the option period. If, over such period, the market value of such underlying securities remains above the exercise price, the Portfolio will, in effect, lose the premium it has paid. The Portfolio, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying security falls below the exercise price of the put option.

  Liquidity Risk. These Portfolios intend to write and purchase options only if adequate liquidity exists. If for any reason a Portfolio cannot, however, close out its open option position when deemed advisable, the Portfolio's investment performance could be adversely affected.

OTHER HEDGING STRATEGIES BY THE EQUITY INDEX, LARGE CAP VALUE, LARGE CAP GROWTH,
 MID CAP VALUE, SMALL CAP VALUE, AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS

  These Portfolios (other than the Equity Index Portfolio) may use exchange-traded financial futures contracts and options thereon. These Portfolios will use those instruments solely as a hedge to protect against possible changes in interest rates, currency exchange rates, and stock prices. These Portfolios also may purchase exchange-traded put or call options on stock indexes; but again, solely for hedging purposes.

  For example, during a market decline, the selling of the appropriate futures contract or the purchase of the appropriate put option could enable a Portfolio to retain securities held in its portfolio, while avoiding part or all of any loss resulting from a decline in their value. Outright sales of such securities may not be advantageous at that time, for example, because (in the case of debt instruments) the proceeds would have to be invested in lower-yielding, shorter-term instruments. Also, with respect to both debt and equity securities held by a Portfolio, it may be difficult to liquidate positions quickly when a market decline is anticipated. Similarly, it may be difficult to re-establish such positions quickly when the decline is over or if the decline fails to materialize. These difficulties can be reduced by, for example, selling the appropriate futures contracts when a decline is anticipated and closing out the futures position when such anticipations changes.

  Similarly, purchasing futures contracts and call options would enable a Portfolio to take the approximate economic equivalent of a substantial position in bonds or equity securities more quickly or economically than may be possible through direct purchases of debt or equity instruments. Thus, the Equity Index Portfolio may purchase and sell stock index futures and may purchase options on such futures contracts or on stock indexes to maintain market exposure and manage cash flows.

  Financial Futures Contracts. Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specified debt securities, it is based on a specified index of stocks. A currency futures contract is a contract to buy or sell a specified currency at a future time for a fixed price.

  To hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Portfolios (other than the Equity Index Portfolio) may enter into interest rate futures sale contracts. Similarly, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Portfolios may sell stock index futures contracts. Assuming that any decline in the securities being hedged is accompanied by a decline in the stock index or debt instrument chosen, the futures sale contracts on that index or instrument may generate gains which can wholly or partially offset any decline in the value of the Portfolio securities which have been hedged.

  If they wish to hedge against the possibility of lower interest rates or increases in equity prices, these Portfolios (other than the Equity Index Portfolio) may purchase financial futures contracts. These Portfolios (as well as the Equity Index Portfolio) may purchase futures contracts only when (a) they intend to purchase securities or wish to establish or maintain market exposure to securities that the Portfolio would be authorized to purchase and (b) the values of such securities are expected to change by approximately the same amount as the value of the futures contracts used to hedge them. When an increase in the price of the securities is matched by a similar increase in the value of the financial futures contracts, then the gains so generated will achieve the Portfolio's objective for the hedge transaction.

  Each of these Portfolios (other than the Equity Index Portfolio) may use foreign currency futures contracts to manage their exposure to foreign currencies. Foreign currency futures contracts could be used by a Portfolio for this purpose in any manner that such Portfolio could use forward currency contracts as described under "Foreign Currency Management Strategies" below.

  Options on Futures Contracts and on Stock Indexes. These Portfolios (other than the Equity Index Portfolio) also may purchase options on appropriate financial futures contracts and stock indexes in connection with the above hedging strategies. Similarly, the Sovereign Bond Portfolio may purchase options on financial futures contracts in connection with such strategies. An option on a financial futures contract gives the purchaser the right to assume a position in the underlying futures contract, and therefore can serve the same hedging function as owning the futures contract directly. Purchase of an option on a stock index has a very similar economic effect.

  The purchase of a put or call option entails the payment by a Portfolio of a non-refundable option premium. The use of options for hedging purposes is in this sense more costly to the Fund than the purchase of futures contracts directly. Nevertheless, if a Portfolio purchases an option, the maximum loss it can suffer is the option premium plus commission costs. The potential loss on a futures contract transaction is not so limited, because the Portfolio would be obligated, as the case may be, to purchase or sell the full amount of the securities or index amount on which the futures contract is based.

  Limitations. None of the Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value, or International Opportunities Portfolios will enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Portfolio for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Portfolio's total assets. For more information about margin deposits, see "Financial Futures Contracts" below.

  Nor will any of the Large Cap Value, Large Cap Growth, Mid Cap Value, or Small Cap Value Portfolios enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Portfolio's total assets. Nor will any Portfolio consider as "hedging" any transaction that is intended to leverage the Portfolio's investment exposure to the type of security being hedged or to leverage the Portfolio's currency exposure. Additional limitations may occur as a result of the tax treatment of these hedging strategies.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS

  Risks of Hedging. If, after a Portfolio establishes a hedge position, the value of the securities or currencies being hedged moves in the opposite direction from that anticipated, the Portfolio as a whole will perform less well than it would have had it not entered into the futures or options positions.

  The success of the Portfolios in using hedging techniques depends, among other things, on the sub-investment manager's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the sub-investment manager's ability to select the proper type, time and duration of hedges. The sub-investment managers have limited experience in utilizing these hedging techniques and there can be no assurance that these techniques will produce their intended result. Also, use of these techniques may complicate management of the Portfolios and make compliance with the Portfolios' tax and other restrictions more difficult.

  The prices of the futures and options contracts used for hedging may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Portfolio, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Portfolio which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Portfolio. Although the Portfolios intend to establish appropriate positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Portfolio seeks to close a particular futures or option position. Hedging transactions also may be more, rather than less, favorable to a Portfolio than originally anticipated.

  Other Risks for the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios. These Portfolios may engage in types of options and futures transactions not permitted to the Funds' other Portfolios, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging purposes or that otherwise are more speculative. Also, even as to options and futures transactions of a type that are permitted to other Portfolios, these Portfolios are, in certain cases, not as limited regarding the amount of their assets that may be so employed. To the extent that these Portfolios exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Portfolios.

USE OF OPTIONS AND FUTURES BY THE MANAGED, MID CAP GROWTH, DIVERSIFIED MID CAP
 GROWTH, SMALL/MIDCAP CORE, SMALL CAP GROWTH, GLOBAL EQUITY, INTERNATIONAL BALANCED, INTERNATIONAL EQUITY INDEX, EMERGING MARKETS EQUITY, SHORT-TERM BOND, SOVEREIGN BOND, STRATEGIC BOND, AND HIGH YIELD BOND PORTFOLIOS

  Writing Exchange-Traded Covered Call Options and Purchasing Exchange-Traded Protective Put Options. These Portfolios (other than the Sovereign Bond Portfolio) may engage in the same transactions described above under "Writing Exchange-Traded Covered Call Options" and "Purchasing Exchange-Traded Protective Put Options."

  Writing Covered Put Options. These Portfolios (other than the Sovereign Bond Portfolio) may also write "cov-ered" put options on securities. A put option written by a Portfolio will be deemed to be "covered" if the Portfolio maintains in a segregated account with its custodian cash, U.S. Government securities or other high-grade liquid debt securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Portfolios will also be considered to be "covered" to the extent that the Portfolio's liabilities under these options are fully offset by its rights under put or call options purchased by the Portfolio. Although a Portfolio receives a "premium" for writing a covered put option, it incurs the risk that the put will be exercised and the Portfolio will be required to purchase the securities subject to the put for a price that is higher than the then-current market value of such securities.

  Purchasing Other Put and Call Options on Securities and Securities Indexes. These Portfolios (which for this purpose include the Sovereign Bond Portfolio) may also purchase put and call options in the same types of transactions described above under "Other Hedging Strategies by the Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value, and International Opportunities Portfolios."

  The Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Short-Term Bond, Strategic Bond, and High Yield Bond Portfolios also may, for other purposes, purchase put and call options on indexes composed of securities in which those Portfolios may invest.

  The Managed, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios may also purchase put and call options (in addition to those described above under "Purchasing Exchange-Traded Protective Put Options") on securities in which they may invest.

  In purchasing a put or call option, a Portfolio may lose up to the entire amount of the premium that it pays for the option, if the price of the securities or index subject to the option moves adversely to the Portfolio's position so that the option cannot be profitably exercised prior to its expiration. None of these Portfolios may invest more than 5% of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and indexes (excluding protective put options purchased on securities and index options purchased as part of hedging strategies).

  Covered Put and Call Options Written on Securities Indexes by the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Short-Term Bond, Strategic Bond, and High Yield Bond Portfolios. These Portfolios (but not the Emerging Markets Equity or Sovereign Bond Portfolios) may also write covered put or call options on indexes composed of securities in which the Portfolio may invest, in any manner that such Portfolio would be permitted to write such options on specific securities.

  Using Options Traded Over-the-Counter or on Foreign Exchanges. These Portfolios (which for this purpose include the Emerging Markets Equity Portfolio but not the Sovereign Bond Portfolio) may also use options on securities and options on indexes that are traded "over-the-counter" and on foreign exchanges in any manner that they are otherwise permitted to use such options. These Portfolios will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Portfolios will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

  Using Futures Contracts and Options on Futures Contracts. These Portfolios (which for this purpose include the Emerging Markets Equity and Sovereign Bond Portfolios) may use futures contracts on securities or on market indexes, and options on such futures contracts, to hedge against changes in securities prices, interest rates, and currency exchange rates (including the techniques described above under "Other Hedging Strategies by the Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value, and International Opportunities Portfolios") or for other purposes that may be more speculative. Such futures and options contracts will in all cases be traded on U.S. commodity exchanges, boards of trade, or other recognized exchanges and may be based upon various securities, fi-nancial instruments or indexes thereof. None of these Portfolios may purchase, sell or write futures contracts or options other than for "bona-fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Portfolio's initial margin deposits on such outstanding non-hedging futures and options positions and the amount of premiums paid by the Portfolio for such outstanding non-hedging options on futures contracts exceeds 5% of the market value of the Portfolio's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

  There is no specific overall limit on the amount of the assets of these Portfolios that may be exposed to the risks of financial futures contracts and options thereon that are used for non-hedging purposes. Nevertheless (except through the purchase of options, as discussed below) the Portfolios will not use these techniques for purpose of "leveraging" the Portfolio's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Portfolio, the total amount of premiums paid by a Portfolio for such options that are not used for bona fide hedging is, as discussed above, limited to 5% of the Portfolio's net assets, and the Portfolio will have no liability in connection with such options beyond payment of the option premium and related commissions.

OTHER DERIVATIVE TRANSACTIONS

  The International Balanced, International Equity Index, Strategic Bond, and High Yield Bond Portfolios may engage in swap transactions, specifically interest rate, currency and index swaps and in the purchase or sale of related caps, floors and collars. The Emerging Markets Equity Portfolio may also engage in those transactions and, in addition, may engage in equity swap transactions. In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

  Currency, index, and equity swaps, caps, floors, and collars are similar to those described in the preceding paragraph, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in specified currency, interest rate index, or equity index.

  The amount of a Portfolio's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Portfolio's potential loss if it sells a cap, floor or collar. If a Portfolio buys a cap, floor or collar, however, the Portfolio's potential loss is limited to the amount of the fee that it has paid. Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Portfolio will use these techniques only as a risk management tool and not for purposes of leveraging the Portfolio's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a portfolio will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Portfolio sell interest rate caps, floors or collars if it does not own securities providing the interest that the Portfolio may be required to pay.

  The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the sub-investment manager is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Portfolio. The sub-investment manager, however, will consider such risks and will enter into swap, cap, floor, and collar transactions only when it believes that the risks are not unreasonable.

FURTHER CONSIDERATIONS AS TO OPTIONS AND FUTURES CONTRACTS

  Restrictions. A Portfolio will maintain at all times in a segregated account with its custodian cash or high-grade liquid debt at least equal to the sum of the purchase prices of all of the Portfolio's open futures purchase positions, plus the current value of the securities underlying all of the Portfolio's open futures sales positions that are maintained for purposes other than bona fide hedgings, plus the exercise price of all outstanding put options on futures contracts written by the Portfolio, minus the amount of margin deposits with respect thereto as marked to market each day. Regarding such margin deposits, see "Margin Requirements for Futures and Options."

  Certain Risks. Financial futures, options thereon, and stock index options, if used by the Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by a Portfolio and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

  The Portfolios generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Portfolios necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Portfolio may close out such futures positions by entering into closing futures contract transactions. Trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the sub-investment managers will seek to avoid situations where these factors would be likely to cause a problem for the Fund, in some cases they could adversely affect the particular Portfolio's transactions in these instruments.

  Custodial Aspects. In certain circumstances, brokers may have access to Portfolio assets posted as margin in connection with futures and options transactions.

  In such circumstances, the Fund will use only brokers in whose reliability and financial soundness it has full confidence, and the Fund will adopt certain other procedures and limitations to reduce the risk of loss to any Fund assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Portfolio may experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

  If on any day a Portfolio experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Fund will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Fund's general or segregated account with the custodian, as appropriate.

SHORT-TERM TRADING

  The Managed, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, International Balanced, International Equity Index, International Opportunities, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond and Money Market Portfolios intend to use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time, in some instances for less than three months. A Portfolio may engage in short-- term trading in such instances as the following if the investment manager, or sub-investment manager, believes the transactions, net of costs (including commissions, if any), will benefit the Portfolio:

  (a) To avoid potential depreciation in the value of a security held in the Portfolio where the Portfolio anticipates that it may decline in market value as a result of unfavorable earnings trends and/or an unfavorable investment environment.

  (b) To increase the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the Portfolio.

  (c) To take advantage of movements in the price of a security that the sub-investment manager expects to be of relatively short duration.

  The investment manager, or sub-investment manager, in reaching a decision to sell one security and purchase another security at approximately the same time, will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the investment manager, or sub-investment manager, to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be taken into account.

  The Money Market Portfolio will attempt to maximize yield through portfolio trading. For this reason, and because the Portfolio's investments will have relatively short maturities, the Portfolio may have a significant turnover.

  The High Yield Bond Portfolio will not trade in securities for short-term profits but, when circumstance warrant, securities may be sold without regard to length of time held.

  Although the Growth & Income, Large Cap Growth and Real Estate Equity Portfolios will not make a practice of short-term trading, purchases and sales of securities will be made whenever believed necessary to achieve the objective of the respective Portfolios without regard to resulting brokerage costs.

FOREIGN CURRENCY MANAGEMENT STRATEGIES

  The extent to which the several Portfolios may invest in foreign securities is summarized above under "Risk Factors--Foreign Securities." Ways in which some of these Portfolios may use forward currency contracts, and some may use currency option contracts, to manage their currency exposure are discussed in the paragraphs that follow. Certain Portfolios also may use currency futures contracts and options thereon for these purposes, as discussed above under "Financial Futures Contracts" and "Options on Futures Contracts and Stock Indexes." In addition to the Portfolios listed there, the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Short-Term Bond, and Strategic Bond Portfolios may use those same currency management techniques. Finally, currency swaps, caps, floors or collars may also be used for these purposes by the Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios to the extent discussed above under "Other Derivative Transactions" (although the Global Equity Portfolio will not use these techniques for the other purposes described there).

  Transaction Hedging. When any Portfolio enters into a contract for purchase or sale of a security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund may be obliged to acquire or dispose of such foreign currency as is presented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Portfolio may wish to "lock in" the United States dollar value of the transaction at or near the time of a purchase or sale of securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, certain of the Portfolios may, for a fixed amount of

United States dollars, enter into a forward foreign exchange contract to implement a strategy known as "transaction hedging." The Portfolios that may enter into forward exchange contracts are the Managed, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Strategic Bond, and High Yield Bond Portfolios.

  To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the "transaction hedging" described above, the Portfolio may purchase or sell such foreign currencies on a "spot" (i.e., cash) basis. Alternatively, the Portfolios listed in the preceding paragraph may enter into forward exchange purchase or sale contracts, whereby the Portfolio purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at a specified date which may be any fixed number of days in the future. Such spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Portfolio's securities or prevent loss if the price of such securities should decline.

  Portfolio Hedging. Some portion of those Portfolios that can invest in foreign securities will be denominated or quoted in foreign currencies. As a result, the value of each Portfolio in United States dollars is subject to fluctuations in the exchange rate between such foreign currencies and the United States dollar. A sub-investment manager may believe that it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the value, expressed in U.S. dollars, of a Portfolio's assets. In that case, certain Portfolios may enter into forward foreign currency contracts to exchange a fixed number of U.S. dollars for an amount of foreign currency equal to the Portfolio's carrying value for all or part of the underlying foreign portfolio securities. This technique is known as "portfolio hedging" and moderates or reduces the risk of change in the United States dollar value of the Portfolio's securities only during the period before the maturity of the forward contract (which will not be in excess of one year). The Portfolios that can engage in this technique are those listed above that are authorized to engage in "Transaction Hedging". Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of the Portfolio's securities or prevent losses if the prices of such securities decline.

  Except as described as to the Managed, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, and Strategic Bond Portfolios, the Portfolios may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities which the Portfolio holds denominated or quoted in that particular foreign country. The Portfolios may or may not attempt to hedge all of their foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the sub-investment managers. The Portfolios will not use forward foreign currency exchange contracts for the purpose of leveraging the Portfolio's currency exposure.

  Proxy Currencies. In implementing the above-described currency hedging techniques, the Managed, Mid Cap Growth, Global Equity, International Balanced, and International Equity Index Portfolios may use a forward contract on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the sub-investment manager believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar.

  Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Portfolio.

  Other Techniques for Managing Currency Exposure. The Managed, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, and Strategic Bond Portfolios may use additional techniques when the sub-investment manager for one of these Portfolios believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, the Portfolio may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securi-ties denominated in such foreign currency. The currency contract may call for the Portfolio to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Portfolio's overall exposure to various currencies into a more desirable balance. For similar purposes, the Managed, International Balanced, International Opportunities, and Strategic Bond Portfolios may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Portfolio's securities.

  If a Portfolio is to receive a currency other than U.S. dollars pursuant to a forward currency sales contract, or if the Portfolio enters into a forward currency purchase contract, a risk exists that the value of the currency to be received by the Portfolio could vary differently in relation to the U.S. dollar than does the currency in which the related securities are denominated. This could result in gains or losses to the Portfolio.

  Other Information About Foreign Currencies Exchange Transactions. If a Portfolio enters into a portfolio hedging transaction, the Portfolio may cover outstanding forward currency sale contracts by maintaining portfolio securities denominated in the currency of such contracts or of an appropriate proxy currency. To the extent a Portfolio does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, its custodian bank will segregate cash or liquid assets in a separate account of the Portfolio in an amount at all times at least equal to the value of the Portfolio's net obligation with respect to forward contracts in a particular currency or, in the case of the International Balanced Portfolio only, the Portfolio's net "out of the money" obligation (if any) with respect to all of the Portfolio's outstanding forward currency contracts. If the value of the portfolio securities used to cover a position or the value of the assets in the separate account declines, the Portfolio will find additional cover or additional cash or liquid assets will be placed in the account so that the value of the account will equal the amount of the Portfolio's net obligation with respect to such contracts as described in the preceding sentence.

  At the maturity of a forward currency sale contract, a Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. Similarly, at the maturity of a foreign currency purchase contract, a Portfolio may take delivery of the currency, if needed to purchase a portfolio security, or may enter into an offsetting transaction to close out its position. The Portfolio may realize a gain or loss from currency transactions.

  Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolios to hedge against a devaluation that is so generally anticipated that the Portfolios are not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolios of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange are usually conducted on a principal basis, no fees or commissions are involved.

  Options on Currencies. The Managed, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios may also purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolios' exposure to changes in currency exchange rates or currency exchange volatility. Call options on foreign currencies written by a Portfolio will be "covered," which means that the Portfolio will own at all times an equal amount of, or an offsetting position in, the underlying foreign currency. With respect to put options on foreign currencies written by a Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high grade liquid debt securities in an amount equal at all times to the amount the Portfolio would be required to deliver upon exercise of the put. The characteristics and risks of these currency option transactions are similar to those with respect to put and call options on securities. See "Writing Exchange-Traded Covered Call Options," "Purchasing Exchange-Traded Protective Put Options," "Risks of Options and Futures Transactions," and "Use of Options and Futures by the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, In-ternational Equity Index, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios" above.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Managed, Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest rate accrues to the purchaser during this period.

  In addition, these Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Portfolio's other assets. Although the Portfolio will enter into such contracts with the intention of acquiring the securities, the Portfolio may dispose of a commitment prior to settlement if the sub-investment managers deem it appropriate to do so. The Portfolio may realize short-term profits or losses upon the sale of forward commitments.

  Each Portfolio will maintain in a segregated account with its custodian cash or liquid high grade debt securities that at all times equal the amount of its when-issued and forward commitments.

REPURCHASE AGREEMENTS

  A repurchase agreement is a contract under which a Portfolio would acquire a security for a relatively short period, e.g. 7 days, subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Portfolio's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Sovereign Bond and Money Market Portfolios may not invest in repurchase agreements maturing in more than 7 days. No more than 15% (10% as to the Diversified Mid Cap Growth, and Short-Term Bond Portfolios) of the net assets of any other Portfolio will be invested in repurchase agreements maturing in more than 7 days. All of the Portfolios may enter into repurchase agreements.

  The Diversified Mid Cap Growth, Sovereign Bond, and Small Cap Growth Portfolios, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Advisers"), an indirect wholly-owned subsidiary of John Hancock and sub-investment manager of the Diversified Mid Cap Growth and Small Cap Growth Portfolios, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"). Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. Advisers is responsible for ensuring that the agreement is fully collateralized at all times.

  In addition, the Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Small Cap Value, International Equity Index, and Money Market Portfolios have entered into a joint trading account pursuant to an SEC exemptive order. Under this arrangement, John Hancock is responsible for investing the aggregate cash balances into one or more repurchase agreements, as described above, or in other money market instruments. In the case of repurchase agreements acquired pursuant to this arrangement, John Hancock is responsible for ensuring that the agreement is fully collateralized at all times. The other Portfolios also may participate in this joint trading account advised by John Hancock or any similar joint trading account established pursuant to an SEC exemptive order for investment companies advised by their respective sub-investment managers.

  Furthermore, Goldman Sachs Asset Management ("GSAM") has also received a similar SEC exemptive order which permits GSAM to invest the aggregate cash balances of the Small/Mid Cap CORE Portfolio in one or more re-purchase agreements with other GSAM-advised mutual funds. Janus Capital Corporation ("Janus") has also received a similar SEC exemptive order which permits Janus to invest the aggregate cash balances of the Mid Cap Growth Portfolio in one or more repurchase agreements with other Janus-advised mutual funds.

  Each such Portfolio has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Portfolio's custodian or sub-custodian either physically or in book-entry form and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, the Portfolio could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period while the Portfolio seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Strategic Bond, and High Yield Bond Portfolios may from time to time lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Portfolio receives the income on the loaned securities and the compensation for making the loan and thereby increases its return. Cash collateral may be invested in short-term securities, which will increase the current income of the Portfolio. Such loans will not be for more than 60 days and will be terminable by the Portfolio at any time. The Portfolio will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging such loans. Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Portfolio may incur a loss. It is a fundamental restriction of the Portfolio not to lend portfolio securities having a total value in excess of 331/3% of the total assets of the Portfolio from which the securities have been lent.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

  The Short-Term Bond and Money Market Portfolios may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions (discussed below). In a reverse repurchase agreement, the Portfolio sells a security and enters into an agreement to repurchase the security at a specified future date and price. The Portfolio generally retains the right to interest and principal payments on the security. Since the Portfolio receives cash upon entering into a reverse repurchase agreement, it could be considered a borrowing. For this reason, the Portfolio will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

  The Managed, Short-Term Bond, Bond Index, Sovereign Bond, and Strategic Bond Portfolios may also enter into mortgage dollar rolls, in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Portfolio foregoes principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. Mortgage dollar roll transactions could also be considered a borrowing by the Portfolio. Therefore, the Portfolio will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities.

  The mortgage dollar rolls and reverse repurchase agreements entered into by a Portfolio may be used as arbitrage transactions in which the Portfolio will maintain an offsetting position in investment-grade debt obligations or repur-chase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Portfolio will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the sub-investment manager believes that such arbitrage transactions do not present the risks to the Portfolio that are associated with other types of leverage.


                  TYPES OF INVESTMENT INSTRUMENTS AND RATINGS

FOREIGN SECURITIES

  As discussed above under "Risks Factors--Foreign Securities," all of the Portfolios may invest at least some of their assets in foreign securities, except for the Real Estate Equity Portfolio. The purchase of foreign securities could involve risks not associated with domestic securities. Among others, there may be risks of political and economic instability, foreign taxes, liquidity, predictability of international trade patterns, and fluctuations in rates of currency exchange. Less information with respect to a foreign issuer may be publicly available, the accounting, auditing, and financial standards may be lower, the issuer may be subjected to less regulation or to a greater risk of expropriation or confiscatory taxation and, in the event of default, a judgment against the issuer may be difficult to obtain or enforce.

  The securities markets of many countries have in the past moved relatively independent of one another, due to differing economic, financial, political and social factors. When markets move in different directions, there may be a corresponding reduction in risk for those Portfolios that can invest in foreign securities as a whole. This lack of correlation among the movements in the world's securities markets may also affect unrealized gains these Portfolios may derive from movements in any one market. If the securities of markets moving in different directions are combined in any of these Portfolios, total volatility of the Portfolio is reduced.

  Because these Portfolios may invest in securities denominated or quoted in currencies other than United States dollars, changes in foreign currency exchange rates will affect the value of the securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, the gain realized on a foreign investment may be offset by an unfavorable exchange rate.

  The Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Strategic Bond, and High Yield Bond Portfolios may invest in companies located in emerging countries which, compared to the U.S. and other developed countries, may have relatively unstable governments, economies and currencies, based on only a few industries, and securities markets which trade only a small number of securities. Prices on exchanges located in developing countries tend to be volatile and, in the past, securities traded on those exchanges have offered a greater potential for gain (and loss) than securities traded on exchanges in the U.S. and more developed countries.

  The Portfolios that are authorized to purchase foreign securities may also do so in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities representing underlying shares of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

  The Portfolios that are authorized to purchase foreign securities may invest in U.S. dollar denominated debt securities issued by foreign corporations and publicly traded in the United States (Yankees) or Europe (Euros). Because Yankees and Euros are U.S. dollar denominated, the risks associated with foreign currency conversions are not present.

  The International Equity Index Portfolio normally invests at least 65% of its total assets in foreign equity securi-ties, consisting of common stocks (including American Depository Receipts) and preferred stocks, securities convertible to common stock (provided they are traded on an exchange or over-the-counter), warrants and receipts. No more than 10% of the Portfolio's assets will be held in cash or cash equivalents. The Portfolio may invest up to 20% of its net assets at time of purchase in securities of emerging international markets, such as Mexico, Chile and Brazil, either directly through local exchanges, through publicly-traded closed-end country funds or through "passive foreign investment companies." A substantial portion of the Portfolio's assets will be denominated in foreign currencies.

  The International Opportunities Portfolio expects, under normal circumstances, to invest substantially all of its assets in common stocks outside the United States. However, the Portfolio may also invest in a variety of other equity-related securities, such as common stocks, preferred stocks, warrants, and convertible securities, as well as money market and short-term securities.
 In determining the appropriate distribution of investments among various countries and geographic regions, the sub-investment manager ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In analyzing companies for investment, the sub-investment manager ordinarily looks for one or more of the following characteristics: an above average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Portfolio invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.

  The Emerging Markets Equity Portfolio considers a company to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws or and has a principal office in an emerging market country.

  This Portfolio uses a proprietary, quantitative asset allocation model created by the sub-investment manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level.
 The Portfolio's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

DEBT SECURITIES GENERALLY

  The value of the debt securities in any Portfolio can be expected to vary inversely to changes in prevailing interest rates, with the amount of such variation depending primarily on the remaining duration of the security. Long-term obligations usually fluctuate more in value than short-term obligations. If interest rates increase after a security is purchased, the security, if sold, could be sold for a loss. On the other hand, if interest rates decline after a purchase, the security, if sold, could be sold at a profit. If, however, the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations, although the day-to-day valuation of the Portfolio could fluctuate. As in the case of any other security, substantial redemptions could require a Portfolio to sell debt securities at a time when a sale might not be favorable. The value of a portfolio security may also be affected by other factors, including factors bearing on the creditworthiness of its issuer. Generally, lower-rated securities are subject to greater price fluctuations.

  Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the sub-investment manager, are referred to as investment grade. The meanings of such ratings are discussed further under "Corporate Bond Ratings," below.

DEBT SECURITIES OF THE INTERNATIONAL EQUITY INDEX PORTFOLIO

  It is the intention of the International Equity Index Portfolio generally to invest in debt securities only for temporary defensive purposes. Accordingly, when the sub-investment managers believe unfavorable investment conditions exist requiring the Portfolio to assume a temporary defensive investment posture, the Portfolio may hold cash or invest all or a portion of its assets in short-term domestic as well as foreign instruments, including: short-term U.S. Government securities and repurchase agreements in connection with such instruments; bank certificates of deposit, bankers' acceptances, time deposits and letters of credit; and commercial paper (including so called Section 4(2) paper) rated at least A-1 or A-2 by Standard & Poor's Corporation ("S&P") or P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or if unrated considered by the sub-investment managers to be of comparable quality. The Portfolio's temporary defensive investments may also include: investment grade debt obligations of U.S companies; commercial paper and corporate debt obligations not satisfying the above credit standards if they are (a) subject to demand features or puts or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Portfolio or by a foreign government having an existing debt security rated investment grade by S&P or Moody's; and other short-term investments which the Fund's Trustees determine present minimal credit risks and which are of "high quality" as determined by any major rating service, or in the case of an instrument that is not rated, of comparable quality as determined by the sub-investment managers. If the rating of a debt security is reduced below the minimums discussed above, the sub-investment managers will consider whatever action is appropriate consistent with the Portfolio's investment objectives and policies.

  The Emerging Markets Equity Portfolio invests primarily in common stock, but also may invest in other types of equity and equity derivative securities (such as convertible debt). This includes certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. It may invest up to 35% of its total assets at the time of purchase in debt securities, including up to 5% in debt securities rated below investment grade (as defined under "Sovereign Bond Portfolio securities" below).

SHORT-TERM BOND SECURITIES

  Under normal circumstances, (a) at least 65% of the Portfolio's total assets will be invested in debt obligations, (b) the Portfolio's average maturity will be between one and three and one half years, and (c) securities that are below "investment grade" will not equal more than 20% of the Portfolio's net assets. Investments in such lower rated ("high yield") securities are subject to greater risks of loss. The Portfolio, however, will not purchase any security unless it is rated within the five highest categories for bonds by a nationally recognized securities rating organization ("NRSRO") or, for any security that does not have a bond rating, considered by the sub-investment manager to be of comparable quality. Foreign securities will be purchased only if they are payable in United States dollars. Under normal conditions, the Portfolio will not invest more than 25% of its net assets in foreign securities at the time of purchase.

  For purposes of satisfying its investment objective and policies, the Portfolio considers the following to be "investment grade": (a) all U.S. Government securities; (b) other bonds or bank obligations rated within the four highest categories for such obligations by an NRSRO or, if unrated, considered to be of comparable quality by the sub-investment manager (see "Types of Investment Securities and Ratings--Corporate Bond Ratings" below); (c) commercial paper and short-term bank obligations rated in one of the three highest grades for such instruments by an NRSRO or, if unrated, considered by the sub-investment manager to be of comparable quality (see "Types of Investment Securities and Ratings--Commercial Paper Ratings" in the "Statement of Additional Information"); and (d) repurchase agreements involving investment-grade debt securities.

  The investments of the Short-Term Bond Portfolio may include convertible debt, preferred and convertible preferred stock, and similar securities. This Portfolio also may use, among others, the Portfolio management devices discussed above under "Mortgage Dollar Rolls and Reverse Repurchase Agreements."

SOVEREIGN BOND PORTFOLIO SECURITIES

  It is contemplated that at least 75% of the value of the Sovereign Bond Portfolio's total investment in debt securities (other than commercial paper) will be represented by debt securities which have, at the time of purchase, an investment grade rating and debt securities of banks and other issuers which, although not rated as a matter of policy by either Moody's or S&P, are considered by the sub-investment manager to have comparable investment quality. The Portfolio will, as a rule, seek to purchase debt securities which have protection against immediate refunding. In recent years, corporate debt securities have frequently been issued which have refunding protection for a period of five to ten years and, in some cases, longer, although there can be no assurance that securities containing similar provisions will continue to be issued.

  The Portfolio may purchase corporate debt securities bearing fixed interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales, or profits. The Portfolio will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Portfolio's total assets taken at market value.

  The Portfolio may also purchase U.S. dollar-denominated securities issued by foreign corporations and publicly traded in either the United States (Yankees) or Europe (Euros).

  The Portfolio may not purchase securities unless the issuer or any company on whose credit the purchase was based has a record of at least three years of continuous operation, except for investments which in the aggregate taken at cost do not exceed 5% of the Portfolio's total assets taken at market value.

  The Portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost, tend to sell on a yield basis approximating current interest rates.

DEBT SECURITIES OF THE HIGH YIELD BOND PORTFOLIO

  Under normal market and economic conditions, the High Yield Bond Portfolio will invest at least 65% of its assets in debt obligations considered to be below investment grade, including high yield/high risk or "junk" bonds, preferred stock and convertible securities. High yield/high risk securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities, and are more sensitive to changes in the issuer's capacity to pay. Investing in high yield/high risk securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of high yield/high risk securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of high yield/high risk securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of high yield/high risk securities that defaulted rose significantly above prior levels.

  High yield/high risk securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield/high risk securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Portfolio to value its portfolio securities, and the Portfolio's ability to dispose of the lower-rated bonds. The market prices of high yield/high risk securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. The Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Portfolio investors.

  The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

DEBT SECURITIES OF THE GLOBAL EQUITY PORTFOLIO

  The Global Equity Portfolio generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the sub-investment manager believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly of investment grade quality (as defined above under "Sovereign Bond Portfolio Securities"). The Portfolio may not invest more than 5% of its total assets in debt securities of the type commonly referred to as "high yield" or "junk" bonds. See "Risk of Lower Quality Instruments" above.

U.S. GOVERNMENT OBLIGATIONS

  U.S. Government obligations are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under the authority granted by Congress, including, but not limited to, the Tennessee Valley Authority, Federal Home Loan Banks, Federal Land Banks, Farm Credit System, the Federal National Mortgage Association, World Bank, Inter-American Development Bank, Student Loan Marketing Association, Financing Corporation, Asian Development Bank, Federal Housing Administration, Agency for International Development, Federal Home Loan Mortgage Corporation, Government Trust Certificates, Private Export Funding Corporation, and Small Business Administration. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. U.S. Government obligations are primarily used in the Money Market and the Short-Term Bond Portfolios. All of the other Portfolios may also invest in U.S. Government obligations to some extent.

OTHER MONEY MARKET PORTFOLIO SECURITIES

  Certificates of Deposit--are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

  Bankers' Acceptances--are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument at maturity.

  Commercial Paper--refers to promissory notes issued by corporations to finance their short-term credit needs. See "Commercial Paper Ratings," below.

  Corporate Obligations--include bonds, debentures, and notes issued by corporations in order to finance longer term credit needs. See "Corporate Bond Ratings," below. These instruments may be considered money market securities when they have a relatively short remaining maturity.

  The foregoing types of money market instruments are used primarily by the Money Market Portfolio, but may also be used by each of the other Portfolios to some extent.

COMMERCIAL PAPER RATINGS

  The rating A-1 is the highest rating assigned by Standard & Poor's Corporation ("S&P") to commercial paper which is considered by S&P to have the following characteristics: liquidity ratios of the issuer are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry.

  The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

  The rating F-1 is the highest rating assigned by Fitch Investors Service.

CORPORATE BOND RATINGS

  Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

  Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

  Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

  Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

  AA--Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

  A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB, B, CCC, CC, C--Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  C1--This rating is reserved for income bonds on which no interest in being paid.

  D--Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

RULE 144A SECURITIES

  All Portfolios, other than the Growth & Income, Large Cap Growth and Real Estate Equity Portfolio, may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. The Trustees have directed the sub-investment manager of each of the eligible Portfolios to determine on a case-by-case basis whether each issue of Rule 144A securities owned by the Portfolio is an illiquid security. If illiquid, a Rule 144A security may not be purchased by the Money Market Portfolio, but may be purchased by any other eligible Portfolio, subject to such Portfolio's limit on the amount of its assets that can be invested in any illiquid securities (10% in the case of the Diversified Mid Cap Growth and Short-Term Bond Portfolios, and 15% as to all other eligible Portfolios). Purchasing this type of unregistered security could have the effect of increasing the level of illiquidity and volatility in the Portfolio.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  The Equity Index Portfolio may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Portfolio as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

FINANCIAL FUTURES CONTRACTS

  A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes. Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. Multiples reflect the denominations in which the contracts are traded.

  All of the Portfolios (except for the Growth & Income, Real Estate Equity, Diversified Bond Index, and Money Market Portfolios) may use the above-described and other available exchange traded financial futures contracts, and options thereon, subject to the limitations set forth herein and in the Fund's prospectus.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

  The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. A party that writes an option receives a premium for doing so, and the party that purchases an option pays a premium therefor. The option writer incurs the risk that the option will be exercised and the writer will suffer a loss on the futures contract position it is thus required to assume that exceeds the premium the writer received.

  If the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a put option written by the Portfolio) or decreases (in the case of a call option written by the Portfolio), the Portfolio may incur losses that exceed the amount of the premium received by the Portfolio for writing the option. Such losses may arise because an option written by the Portfolio on a futures contract requires the Portfolio to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a put option) or is less than (in the case of a call option) the price specified in the futures contract to which the option relates.

INTEREST RATE OPTIONS

  After payment of a specified premium at the time an interest rate option is entered into, the purchaser of a call interest rate option obtains the right to receive specified debt securities upon exercise of the option in exchange for payment of a specified exercise price. The purchaser of a put option obtains the right to sell the specified debt securities upon exercise of the option and to receive the exercise price therefor. The writer of the interest rate option receives a premium but has the obligation, upon exercise of the option, to deliver the subject securities in exchange for the exercise price (in the case of a call option) or to purchase the subject securities at the exercise price (in the case of a put option).

  Securities for which interest rate options are currently traded include United States Treasury Bonds and United States Treasury Notes. Subject to the limitations and conditions elsewhere set forth in this Statement of Additional Information and in the Fund Prospectus, the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, Short-Term Bond, Strategic Bond, and High Yield Bond Portfolios may use these and such other interest rate options as may be available.

MARGIN REQUIREMENTS FOR FUTURES AND OPTIONS

  When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or United States Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Fund, so that a Portfolio has a net loss on its outstanding futures contracts for a given day, the Portfolio generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Fund's obligations have been met, when the futures contract is terminated.

  Similar margin requirements will apply in connection with any transactions in which a Portfolio writes options on futures contracts, options on securities indexes, or interest rate options.

STOCK INDEX OPTIONS

  After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price.

  Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes. Subject to the limitations set forth herein and in the Fund's prospectus, the Managed, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE Portfolio, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, and Emerging Markets Growth Portfolios may use these options and options on such other indexes as may be available.

OTHER DERIVATIVE INSTRUMENTS

  Subject to the conditions set forth in the Fund's Prospectus, the Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios may use swaps, caps, floors and collars. Provided the contract so permits, a Portfolio will usually enter into swaps on a net basis; that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

  Each Portfolio will maintain cash or liquid high grade debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Portfolio's accrued obligations under the agreement.

  None of these Portfolios will enter into any swap, cap, floor, or collar, unless the other party to the transaction (the "Counterparty") is deemed creditworthy by the sub-investment manager. If a Counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

  The liquidity of swaps, caps, floors and collars will be determined by the sub-investment manager based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

  The federal income tax treatment with respect to swaps, caps, floors, and collars may impose limitations on the extent to which a Portfolio may engage in such transactions.

INVESTMENT COMPANIES

  Each Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclu-sively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio. The Portfolios do not intend to invest in other investment companies unless the potential benefits are judged to exceed the associated costs. As a shareholder in an investment company, a Portfolio would bear its ratable share of that investment company's expenses, including advisory and administration fees. The Emerging Markets Equity Portfolio is the most likely to invest in other investment companies; and John Hancock and the sub-investment manager have agreed to waive their own management fees with respect to the portion of that Portfolio's assets invested in other open-end (but not closed-end) investment companies. The International Equity Index Portfolio is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies.

  The Mid Cap Growth Portfolio may also invest in money market funds managed by Janus Capital, pursuant to an exemptive order received from the SEC. Janus Capital will remit to the Mid Cap Growth Portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the Mid Cap Growth Portfolio's assets. Janus Capital is seeking an amended and restated exemptive order that would permit funds managed by Janus Capital to invest in the Janus money market funds in excess of the limitations of Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


                               INVESTMENT INDEXES

  Investments in the Equity Index, International Equity Index, and Bond Index Portfolios each involve the risk that the Portfolio will be unable to match the performance of its corresponding target index. Each Portfolio's ability to match the performance of its corresponding target index is affected by (a) the size and timing of cash flows into and out of that Portfolio, (b) the level of the Portfolio's expenses, including commissions and spreads, portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Portfolio's sub-investment manager. Further, if the size of a Portfolio limits the number of issues that the Portfolio can purchase, or that size is relatively small in relation to cash flows, the greater the potential that the Portfolio may be unable to match the performance of the corresponding target index.

THE S&P 500

  The Equity Index Portfolio seeks to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500. As changes are made to the S&P 500 during the year, they will be reflected in the Portfolio as soon as deemed advisable. The Portfolio will, to the extent feasible, remain fully invested. The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted--that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

  The Fund and the insurance products supported by the Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Fund or any member of the public regarding the advisability of investing in the Fund or such insurance products. Standard & Poor's only relationship to the Fund is the licensing of Standard & Poor's marks and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Portfolio or the Fund. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Fund or those of the owners of the insurance products supported by the Fund. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Fund or the timing of the issuance or sale of such products or in the determination or calculation of the equation by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE PRODUCTS SUPPORTED BY THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE LEHMAN BROTHERS GOVERNMENT/CORPORATE AND AGGREGATE BOND INDEXES

  The Lehman Brothers Government/Corporate Index (the "Government/Corporate Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market. The Government/Corporate Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues such as GNMA certificates) and (2) all publicly issued, fixed-rate nonconvertible, investment grade, dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations.

  The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Government/Corporate Bond Index, plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index") and the Lehman Asset-Backed Securities Index ("ABS Index"). The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Freddie Mac and Fannie Mae. The ABS Index covers several subsectors--including credit and charge cards, auto, utilities and home equity loans--and includes pass-through, bullet, and controlled amortization structures.

  All non-U.S. Government issues in the Government/Corporate Index and the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

  The sub-investment manager of the Bond Index Portfolio will monitor to determine whether any of the Portfolio's securities have ceased to meet any of these criteria, and, if so, the Portfolio may dispose of such securities or retain them, regardless of whether they have yet been removed from the relevant index. However, such "ineligible" investments, together with cash and money market instruments may not exceed 20% (and are not expected to exceed 10%) of the Portfolio's net assets. Nor will more than 5% of the Portfolio's net assets comprise either (a) cash or money-market instruments (except pending investment of such amounts in other investments as soon as reasonably practicable) or (b) debt securities of the type commonly referred to as "high yield" or "junk" bonds. See "Risk of Lower-Quality Instruments" above.

  Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Portfolio or the insurance products supported by the Portfolio. Inclusion of a security in the Government/Corporate or Aggregate Bond Indexes in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

THE MSCI EAFE GDP INDEX

  The International Equity Index Portfolio seeks to provide investment results that correspond to the total return of the MSCI EAFE GDP Index. The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is stocks with a larger capitalization have a greater weight in the index.

  The Portfolio attempts to track the capital appreciation and dividend income of the MSCI EAFE GDP Index by investing in a representative portion of the stocks which matches as closely as possible the characteristics of the stocks which comprise the Index. The Portfolio will also invest in stock index futures. The Portfolio will attempt to achieve a correlation between the performance of its Portfolio and that of MSCI EAFE GDP Index of at least 0.90, without taking into account fees and expenses. A perfect correlation would be 1.00.

  The Fund, the Portfolio and the insurance products supported by the Portfolio are not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of the Fund, the Portfolio or any member of the public regarding the advisability of investing in funds generally or in the Fund or Portfolio particularly or the ability of the MSCI EAFE GDP Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index which is determined, composed and calculated by MSCI without regard to the Fund or this Portfolio. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Fund. MSCI has no obligation to take the needs of the Fund or the owners of insurance products supported by this Portfolio into consideration in determining, composing or calculating the MSCI EAFE GDP Index. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by this Portfolio or the timing of the issuance and sale of such products, or in the determination or calculation of the equation by which such products are convertible into cash. MSCI has no obligation or liability to owners of this Portfolio or of the insurance products supported by this Portfolio in connection with the administration, marketing or trading of this Portfolio.

  ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                            INVESTMENT RESTRICTIONS

  The Fund has adopted the following restrictions relating to the investment of each Portfolio's assets. These restrictions are fundamental policies and may not be changed for any Portfolio without the approval of a majority of the outstanding voting shares of each affected Portfolio. (As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(2) more than 50% of the outstanding shares.) A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio, without the approval of a majority of the outstanding voting shares of any other Portfolio or of the entire Fund.

  No Portfolio will:

  (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Portfolio are not deemed interests in real estate for the purposes of this restriction.

  (2) Make loans, other than through the acquisition of obligations in which the Portfolio may invest consistent with its objective and investment policies, except that the Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Strategic Bond, and High Yield Bond Portfolios may lend portfolio securities not having a value in excess of 33 1/3% of the Portfolio's total assets.

  (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that

     (A) the Managed, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Strategic Bond, and High Yield Bond Portfolios may

        (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Portfolio if more than one-third of the Portfolio's total assets would immediately thereafter be subject to such call and put options,

        (ii) purchase options on stock indexes and write such options to close out positions previously established, and

        (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, Mid Cap Value, and Small Cap Value Portfolios, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Portfolio which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to such Portfolios and as to the Equity Index and International Opportunities Portfolios, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Portfolio's total assets;

     (B) with respect to the Managed, Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios, forward foreign exchange contracts, forward commitments, and when-issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purposes of this restriction;

     (C) the Managed, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, Emerging Markets Equity, Short-Term Bond, Bond Index, Strategic Bond, and High Yield Bond Portfolios may, in addition to the activities permitted in (A) and (B) above,

        (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund and purchase put and call options to close out any positions thus established, and

        (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Portfolios may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Portfolio's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts, that are not for bona fide hedging purposes, less any amount by which any such option is "in the money" at the time of purchase, exceeds 5% of the market value of the Portfolio's net assets;

     (D) the Sovereign Bond Portfolio may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in
     (C), above, with respect to the Portfolios listed therein; and

     (E) the Managed, Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Small/Mid Cap CORE, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Strategic Bond, and High Yield Bond Portfolios may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

  (4) Engage in the underwriting of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

  (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Portfolio as of the time each such borrowing is made, or 10% as to the Small/ Mid Cap CORE, Global Equity, International Equity Index, Emerging Markets Equity, Bond Index and High Yield Bond Portfolios, subject to a non-fundamental policy that none of these Portfolios will make additional investments at any time when such borrowings plus any amounts payable by the Portfolio under reverse repurchase agreements exceed 5% of that Portfolio's total assets.

  (6) Except as set forth herein as to the Managed, Diversified Mid Cap Growth, Short-Term Bond, and Sovereign Bond Portfolios, neither such portfolios, nor the Growth & Income, Large Cap Growth, Real Estate Equity, or Money Market Portfolios may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Managed and Sovereign Bond Portfolios may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the securities Act of 1933, subject to a nonfundamental restriction limiting all illiquid securities held by each Portfolio to not more than 15% of the Portfolio's net assets.

  (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

  (8) Invest for the purpose of exercising control over or management of any company.

  (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Portfolio would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Portfolio's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Portfolio's total assets, or (d) together with investment companies having the same investment adviser as the Portfolio (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction does not apply to the Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Opportunities, Emerging Markets Equity, Bond Index, Strategic Bond, or High Yield

  Bond Portfolios.

  (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Portfolio's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction shall not apply to the Mid Cap Growth or International Balanced Portfolios.

  (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction 3, above; the use of option contracts as permitted by restriction 3, above; and the use of foreign currency contracts.

  The Equity Index, Large Cap Value, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and High Yield Bond Portfolios will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Portfolio's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the 1940 Act by the staff of the Securities and Exchange Commission, the Fund, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign governmental entities. If these interpretations change, however, the Fund may modify its practices to conform to such changes.

  The Diversified Mid Cap Growth and Short-Term Bond Portfolios will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays in or restrictions on resale, or which is not directly marketable, if more than 10% of the assets of the Portfolio, taken at market value, would be invested in such securities.

  For purposes of any restrictions or limitation to which the Fund is subject, no Portfolio, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed

  (1) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

  (2) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Portfolio does not hold directly in its portfolio.


                   BOARD OF TRUSTEES AND OFFICERS OF THE FUND


  The Board of Trustees of the Fund is responsible for the administration of the affairs of the Fund. The Board may exercise all powers of the Fund except those powers which are conferred upon or reserved to the shareholders. The following is a list of the current members of the Board of Trustees and officers of the Fund, together with their principal occupations during the past five years:

                           POSITION HELD
NAME, ADDRESS AND AGE        WITH FUND             PRINCIPAL OCCUPATION
---------------------        ---------             --------------------
Henry D. Shaw* .........     Chairman      Senior Vice President, Individual
                            and Trustee    Retail Products, John Hancock
John Hancock Place                         Mutual Life Insurance Company;
Boston, Massachusetts                      Director, Hancock Leasing
02117                                      Corporation, Independence
                                           Investment Associates, Inc., and
                                           Independence International
                                           Associates,
                                           Inc.

Thomas J. Lee* .........  Vice Chairman,   Vice President, Life and Annuity
                             President     Services, John Hancock Mutual Life
John Hancock Place        and Trustee      Insurance Company; Director, John
Boston, Massachusetts                      Hancock Variable Life Insurance
02117                                      Company

William H. Dykstra .....      Trustee      Director, Reed & Barton Corporation
                                          (silversmiths); Certified Public
Reed & Barton                              Accountant; Trust Fund Commissioner,
Corporation                                Town of Braintree.
Taunton, Massachusetts
02780

Joseph Kiebala, Jr. ....      Trustee      Former Assistant Director, Woods
                                           Hole Oceanographic
26 Pasture Road                            Institution.
Box 407
Cataumet, Massachusetts
02534

Frank J. Zeo ...........      Trustee      Public affairs and management
                                           Consultant; Member of Board of
90 Naugus Avenue                           Directors, Careers For Later Years,
Marblehead,                                Inc.; Honorary Trustee,
Massachusetts 01945                        East Boston Savings Bank;
                                           Honorary Trustee,
                                           Massachusetts Tax.


Elizabeth G. Cook ......      Trustee      Executive Director, The Advertising
                                           Club of Greater Boston.
85 East India Row
Boston, Massachusetts
02110

Laura L. Mangan ........     Secretary     Assistant Regulatory and Compliance
                                           Officer, John Hancock Mutual Life
John Hancock Place                         Insurance Company.
Boston, Massachusetts
02117

Raymond F. Skiba .......     Treasurer     Director, Fund Operations, John
                                           Hancock Mutual Life Insurance
John Hancock Place                         Company.
Boston, Massachusetts
02117

  *Ms. Van Leer and Mr. Lee are the only Trustees who are "interested persons" as defined in the 1940 Act, as amended, and are members of the Fund's Executive Committee. Although Ms. Mangan and Mr. Skiba are officers of the Fund, they are not Trustees of the Fund.

  Certain members of the Fund's Board of Trustees own either variable annuity contracts or variable life insurance policies funded by one of the Accounts and, in that sense, have an interest in shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGEMENT AND OPERATING EXPENSES

  John Hancock, the Fund's investment manager, is a Massachusetts corporation. The Fund will pay John Hancock an investment advisory fee at the following rates:

                        INVESTMENT ADVISORY FEE AS AN ANNUAL PERCENTAGE
      PORTFOLIO         OF EACH PORTION OF THE
      ---------         PORTFOLIO'S AVERAGE DAILY NET ASSETS
                        --------------------------------------------


Managed     } ......    .40% of first $500 million; .35% of next $500
Large Cap Growth}       million; .30% above $1 billion
Growth & Income...}

Sovereign Bond ....}    .25%
Money Market    }

Large Cap Value...}
Small Cap Growth ..}    .75%

Equity Index ......     .15% of first $75 million; .14% of next $50
                        million; .13% above$125 million

Small Cap Value....     .80% of first $100 million; .75% of next $100
                        million; .65% above $200 million

Mid Cap Value......     .80% of first $250 million; .775% of next $250
                        million; .75% of next $250
                        million; .725% above $750 million

Mid Cap Growth.....     .85% of first $100 million; .80% above $100
                        million

Diversified Mid Cap
 Growth............     .75% of first $250 million; .70% of next $250
                        million; .65% above $500 million

Real Estate Equity.     .60% of first $300 million; .50% of next $500
                        million; .40% above $800 million

Small/Mid Cap
 CORE..............     .80% of first $50 million; .70% above $50 million

Global Equity......     .90% of first $50 million; .80% of next $100 million;
                        .70% above $150 million

International Balanced  .85% of first $100 million; .70% above $100 million

International Equity    .18% of first $100 million; .15% of next $100
Index..............     million; .11% above $200 million

International           1% of first $20 million; .85% of next $30 million;
Opportunities......     .75% above $50 million

Emerging Markets        1.30% of first $10 million; 1.20% of next $140
Equity.............     million; 1.10% above $150 million

Short-Term Bond....     .30%

Bond Index.........     .15% of first $100 million; .13% on next $150
                        million; .11% above $250 million

Strategic Bond.....     .75% of first $25 million; .65% of next $50 million;
                        .55% of next $75 million;
                         .50% above $150 million

High Yield Bond....     .65% of first $100 million; .60% on next $100
                        million; .50% above $200 million

  John Hancock's indirect wholly-owned subsidiary, Independence Investment Associates, Inc. ("IIA"), serves as a sub-investment manager to the Managed, Growth & Income, and Large Cap Growth Portfolios. For this, John Hancock pays IIA a fee for the Large Cap Growth and Managed Portfolios at an annual rate of
 .30% of the first $500,000,000 of the Portfolio's average daily net assets, .2625% of the next $500,000,000, and .225% of all additional amounts. The advisory fee payable to IIA by John Hancock for the Growth & Income Portfolio is at an annual rate of .1875% of that Portfolio's average daily net assets.

  IIA also serves as sub-investment manager to the Real Estate Equity Portfolio. For this John Hancock pays IIA a fee at an annual rate of .30% of the first $300,000,000 of the Portfolio's average daily net assets, .25% of the next $500,000,000 and .20% of all additional amounts. Prior to May 1, 1993, John Hancock's indirect subsidiary Hancock Realty Investors Incorporated ("HRII") also served as a sub-investment manager to the Portfolio and was paid a fee by John Hancock which fee is now shared by John Hancock and IIA. As of that date, however, the personnel of HRII primarily responsible for its services to the Portfolio became employees of John Hancock and will continue in that capacity to provide the services formerly furnished by HRII.

  IIA also serves as sub-investment manager to the Short-Term Bond Portfolio. For this, John Hancock pays IIA a fee at an annual rate of .19% of the first $250,000,000 of the Portfolio's average daily net assets, .17% of the next $250,000,000, and .15% of all additional amounts.

  John Hancock's indirect wholly-owned subsidiary, John Hancock Advisers, Inc. ("Advisers"), serves as sub-investment manager to the Diversified Mid Cap Growth Portfolio. For this, John Hancock pays Advisers a fee at an annual rate of .50% of the first $250,000,000 of the Portfolio's average daily net assets, .47% of the next $250,000,000, and .44% of all additional amounts.

  Advisers also serves as sub-investment manager to the Small Cap Growth Portfolio. For this, John Hancock pays Advisers a fee at an annual rate of .50% of the Portfolio's average daily net assets.

  Advisers also serves as sub-investment manager to the Sovereign Bond Portfolio. For this, John Hancock pays Advisers a fee at an annual rate of
 .1875% or the Portfolio's average daily net assets.

  State Street Global Bank & Trust, N.A. ("State Street") serves as sub-investment manager to the Equity Index Portfolio. For this John Hancock pays State Street a fee at an annual rate of .07% of the first $75,000,000 of the Portfolio's average daily net assets; .06% of the next $50,000,000; and .05% of the next $275 million; and .03% on all additional amounts.

  T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as sub-investment manager to the Large Cap Value Portfolio. For this John Hancock pays T. Rowe Price a fee at an annual rate of .50% of the Portfolio's average daily net assets.

  Neuberger & Berman, LLC ("Neuberger & Berman") serves as sub-investment manager to the Mid Cap Value Portfolio. For this John Hancock pays Neuberger & Berman a fee at an annual rate of .55% of the first $250,000,000 of the Portfolio's average daily net assets; .525% of the next $250,000,000; .50% of the next $250,000,000; and .475% of all additional amounts.

  Janus Capital Corporation ("Janus") serves as sub-investment manager to the Mid Cap Growth Portfolio. For this John Hancock pays Janus a fee at an annual rate of .60% of the first $100,000,000 of the Portfolio's average daily net assets and .55% on all additional amounts.

  Goldman Sachs Asset Management ("Goldman Sachs"), a separate operating division of Goldman, Sachs & Co., serves as sub-investment manager to the Small/Mid Cap CORE Portfolio. For this John Hancock pays Goldman Sachs a fee at an annual rate of .60% of the first $50 million of the Portfolio's average daily net assets and .50% on all additional amounts.

  INVESCO Management & Research, Inc. ("INVESCO") serves as sub-investment manager to the Small Cap Value Portfolio. For this John Hancock pays INVESCO a fee at an annual rate of .55% of the average daily net assets of the first $100,000,000; .50% of the next $100,000,000; and .40% of all additional amounts.

  Scudder Kemper Investments Inc. ("Scudder") serves as sub-investment manager to the Global Equity Portfolio. For this John Hancock pays Scudder a fee at an annual rate of .70% of the first $50 million of the Portfolio's average daily net assets, .60% of the next $100 million, and .50% on all additional amounts.

  Brinson Partners, Inc., ("Brinson") serves as sub-investment manager to the International Balanced Portfolio. For this John Hancock pays Brinson a fee at an annual rate of .50% of the first $100,000,000s of the Portfolio's average daily net assets and .35% on all additional amounts.

  Independence International Associates, Inc. ("International") serves as sub-investment manager to the International Equity Index Portfolio. For this John Hancock pays International a fee at an annual rate of .125% of the first $100 million of the Portfolio's average daily net assets, .10% of the next $100 million and .06% on all additional amounts.

  Rowe Price-Fleming International, Inc., ("Rowe Price-Fleming") serves as sub-investment manager to the International Opportunities Portfolio. For this John Hancock pays Rowe Price-Fleming a fee at an annual rate of .75% of the first $20,000,000 of the Portfolio's average daily net assets, .60% of the next $30,000,000, .50% of the next $150,000,000, and .50% of all the Portfolio's assets once the Portfolio's average daily net assets reaches $200,000,000.

  Montgomery Asset Management, LLC ("Montgomery"), a wholly-owned subsidiary of Commerzbank AG, serves as sub-investment manager to the Emerging Markets Equity Portfolio. For this John Hancock pays Montgomery a fee at an annual rate of 1.10% of the first $10 million of the Portfolio's average daily net assets, .90% of the next $140 million, and .80% on all additional amounts.

  Mellon Bond Associates ("Mellon"), which is an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as sub-investment manager to the Bond Index Portfolio. For this John Hancock pays Mellon a fee at an annual rate of .08% of the first $100 million of the Portfolio's average daily net assets,
 .06% of the next $150 million, and .04% on all additional amounts.

  J.P. Morgan Investment Management Inc. ("JPMIM") serves as sub-investment manager to the Strategic Bond Portfolio. For this John Hancock pays JPMIM a fee at an annual rate of .50% of the first $25,000,000 of the Portfolio's average daily net assets, .40% of the next $50,000,000, .30% of the next $75,000,000, and .25% on all additional amounts.

  Wellington Management Company, LLP ("Wellington") serves as sub-investment manager to the High Yield Bond Portfolio. For this John Hancock pays Wellington a fee at an annual rate of .50% of the first $100 million of the Portfolio' average daily net assets, .45% of the next $100 million, and .35% on all additional amounts.

  Set out below are the amounts that the Fund paid to the investment manager and that the investment manager paid to the sub-investment managers for the past three years:

                                                           INVESTMENT MANAGER     SUB-INVESTMENT MANAGER
                                                           ------------------     ----------------------
 PORTFOLIO                                               1998    1997    1996    1998     1997     1996
 ---------                                               ----    ----    ----    ----     ----     ----
 Managed............
 Growth & Income.....
 Equity Index........
 Large Cap Value.....
 Large Cap Growth....
 Mid Cap Value.......
 Mid Cap Growth......
 Diversified Mid Cap Growth........
 Real Estate Equity..
 Small/Mid Cap CORE................
 Small Cap Value.....
 Small Cap Growth....
 Global Equity.......
 International Balanced............
 International Equity Index........
 International Opportunities.......
 Emerging Markets Equity...........
 Short-Term Bond.....
 Bond Index..........
 Sovereign Bond....................
 Strategic Bond......
 High Yield Bond.....
 Money Market........

  The fees of the sub-investment managers are solely the responsibility of John Hancock and not the Fund.

  Pursuant to its Investment Management Agreements, as amended, with the Fund, John Hancock has reserved the right to its name and "logo," which the Fund must cease using upon termination of the Agreement.

  Under the Investment Management Agreements, John Hancock, a registered investment adviser under the Investment Advisers Act of 1940, advises the Fund in connection with policy decisions; provides administration of day-to-- day operations; serves as the Fund's transfer agent and dividend disbursing agent; maintains records required by the Investment Company Act of 1940; computes income and yield of each Portfolio; and supervises activities of the sub-investment managers referred to below and of other service providers to the Fund. John Hancock also provides the Fund with office space, supplies and other facilities required for the business of the Fund. It pays the compensation of Fund officers and employees and the expenses of clerical services relating to the administration of the Fund. Expenses not expressly assumed by John Hancock under the Investment Management Agreement are paid by the Fund. These include, but are not limited to, taxes, custodian and auditing fees, brokerage commissions, advisory fees, the compensation of unaffiliated trustees, the Fund's fidelity bond coverage, the costs of printing and distributing to contract holders annual and semi-annual reports and voting materials, tabulating votes, compensation for certain accounting, valuation, and compliance services, legal, auditing, and custodian fees, registration costs, proxy costs, organizational costs, association dues, and other expenses related to the Fund's operations.

  Under the Investment Management Agreements, for any fiscal year in which the normal operating costs and expenses of any Portfolio of the Series, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.25% of that Portfolio's average daily net assets, John Hancock will reimburse that Portfolio promptly after the end of the fiscal year in an amount equal to such excess. These reimbursements have been as follows for the past three years:

        PORTFOLIO                         1998          1997           1996
        ---------                     ------------  ------------   ------------
        Equity Index...............                   $216,975       $102,406
        Large Cap Value............                     25,221         64,905
        Mid Cap Value..............                     29,275         54,886
        Mid Cap Growth.............                     85,540         63,755
        Diversified Mid Cap Growth.
        Small Cap Value............                     57,422         55,765
        Small Cap Growth...........                     38,384         51,269
        International Balanced.....                   116,241          50,057
        International Equity Index.                                    38,026
        International Opportunities                     85,649       145,385
        Short-Term Bond............                                    11,154
        Strategic Bond.............                     60,618         49,882



UNDERWRITING AND INDEMNITY AGREEMENT

  The offering of the Fund's shares is continuous. Pursuant to an Underwriting and Indemnity Agreement, as amended May 1, 1997, John Hancock Distributors, Inc. ("Distributors") serves as the Fund's principal underwriter on a "best efforts" basis. Neither Distributors nor John Hancock receives any additional compensation from the Fund for the services it performs pursuant to the Underwriting Agreement. Distributors is a wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117.

CUSTODIAN AGREEMENT

  State Street Bank and Trust Company of Boston, Massachusetts, is the custodian of the assets of all Portfolios pursuant to a Custodian Agreement dated as of January 30, 1995, and amended as of March 18, 1996 and April 14, 1998. The custodian's duties include safeguarding and controlling the Fund's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Portfolio securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the Book-entry system of the Federal Reserve System or with Depository Trust Company. The Trustees of the Fund have determined that, except as otherwise permitted under applicable Securities and Exchange Commission "no-action" letters or exemptive orders, it is in the Fund's best interest to hold foreign assets in qualified foreign banks and depositories meeting the requirements of Rule 17f-5 under the Investment Company Act of 1940, as amended.

INDEPENDENT AUDITORS

  Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Fund.


                               YEAR 2000 PROGRESS

  The computer systems used to administer the Fund's operations must be adjusted to continue to perform this function after the calendar changes to a year beginning with the numeral "2" (i.e., beginning in the year 2000). Because the Fund has no employees and does not own or lease any computer systems, the Fund contracts with other entities to provide the services essential to its operation. John Hancock has assured the Fund that John Hancock's computer systems are expected to be compliant with the year 2000 on time and in a way that will result in no disruption to the Fund or contractholders. John Hancock has further advised the Fund that it is seeking assurances from service providers to John Hancock and the Fund, including sub-investment managers to the Fund, that the computer systems of the service providers and sub-investment managers will be compliant with the year 2000. However, risks and uncertainties exist, and nonperformance by any of these entities, or other unforeseen circumstances, could have a material adverse impact on the operation of the Fund.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Portfolios are charged with securities brokers' commissions, transfer taxes, and other fees relating to their portfolio transactions. Expenses identifiable to a particular Portfolio are charged to that Portfolio; otherwise, expenses are prorated according to the size of the Portfolio. Investments in debt securities are, however, generally traded on a net basis through issuers or dealers acting for their own account as principals and not as brokers; therefore, no brokerage commissions are payable on such transactions, although the price to the Fund usually reflects a dealer "spread" or "mark-up."

  Brokerage commissions paid by the Portfolio were as follows for the past three years:


       PORTFOLIO                    1998              1997              1996
       ---------               ---------------  ----------------   --------------
       Managed..............                          $1,626,154         $ 411,250
       Growth & Income......                           1,646,997         2,669,585
       Equity Index.........                              31,076             6,843
       Large Cap Value......                              45,619            14,960
       Large Cap Growth.....                             680,933         1,008,291
       Mid Cap Value........                             122,108            22,485
       Mid Cap Growth.......                              71,998            24,888
       Diversified Mid Cap                             1,876,203           849,200
       Growth...............
       Real Estate Equity...                             122,897           118,195
       Small Cap Value......                             138,114            40,337
       Small Cap Growth.....                              67,492            19,090
       International Balanced                             27,745            41,380
       International Equity                              750,416           913,461
       Index
       International                                      63,138            46,838
       Opportunities........

  Orders for the purchase and sale of Portfolio investments are placed by John Hancock with respect to the Money Market Portfolio and by the respective sub-investment managers to the other Portfolios. These Investment Managers place orders in such manner as, in their opinion, will offer the best price and market for the execution of each transaction. In seeking the best price and execution for equity securities traded only in the over-the-counter market, they normally deal directly with the principal market-makers.

  The Investment Managers are governed in the selection of brokers and dealers and the negotiation of brokerage commission rates (or the payment of net prices in the case of debt securities) by the reliability and quality of the broker or dealer's services. Some weight is given the availability and value of research and statistical assistance furnished by the broker or dealer to the Investment Manager but it is not always possible to place a dollar value on such information and services. Because it is only supplementary to the Investment Managers' own research efforts, the receipt of research information and statistical assistance is not expected to reduce their expenses measurably. Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the sub-investment manager. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the sub-investment manager as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and will permit brokers to provide only the portion of the systems to be used for research services. Research and statistical services furnished by brokers handling the Portfolios' transactions may be used by the Investment Managers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the Investment Managers in connection with the Portfolios.

  Except as described below with respect to the International Balanced Portfolio, the Investment Managers or the Portfolios will not at any time make a commitment pursuant to an agreement or understanding with a broker because of research services provided. Nor, except as set forth below, will the Investment Managers otherwise, through an internal allocation procedure, direct brokerage upon any prescribed basis to a broker because of research services provided. The sub-investment manager for each of the Small Cap Value, Mid Cap Growth, and Mid Cap Value Portfolios may have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions, research, or research related products or services which benefit its advisory clients, including the Portfolio. In certain cases, the sub-investment manager of the International Balanced Portfolio directs securities transactions for that Portfolio to particular brokers, in recognition of research services the broker has provided, pursuant to an understanding or agreement with the broker or pursuant to the sub-investment manager's own internal allocation procedures. During 1998, such transactions totaled $________, with related commissions of $_________.

  Evaluations of the overall reasonableness of any broker's commissions are made by the Investment Managers' traders for the Portfolios on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services, although such authority is generally expected to be used very infrequently. The Mid Cap Growth, Mid Cap Value, and International Balanced Portfolios, however, may be more likely to use such authority.

  Although the Investment Managers will be responsible for the allocation of the Portfolios' brokerage, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Trustees of the Fund.

  The brokerage transactions for those Portfolios that can invest in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

  During 1998, certain Portfolios purchased the securities of their "regular brokers or dealers," as that term is defined under Rule 10b-1 of the Investment Company Act of 1940. The following table sets forth the name of each such Portfolio, the identity of each broker or dealer, and the aggregate value of the securities of each such broker or dealer as of December 31, 1998.


   PORTFOLIO                   BROKER-DEALER
   ---------                   -------------
   Mid Cap Value               Equitable Companies, Inc.
   Large Cap Value             J. P. Morgan Securities,
                               Inc.
   International               Norman Securities
   Opportunities
   International               Westpac Bank
   Opportunities
   International               Nat West
   Opportunities
   International               Deutsche Bank
   Opportunities
   International               Banco Santander
   Opportunities


  John Hancock also performs investment advisory services for a number of other accounts and clients, none of which is given preference over the Fund in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each not to favor any one account over another, and investment opportunities are allocated in a manner deemed equitable to the particular accounts involved based on such factors as their respective investment objectives and then current investment and cash positions. Subject to these requirements, Fund orders may be combined with orders of other accounts or clients advised by John Hancock or any of the sub-investment managers at prices which are averaged.

  Registered broker/dealers affiliated with any one of the sub-investment managers may be used to execute a transaction on behalf of the Portfolios but only if the price and execution is as favorable as that which would be available from an unaffiliated broker/dealer and no less favorable than the affiliated broker/dealer's contemporaneous charges to its other most favored, but unaffiliated, customers. During 1997, the International Opportunities Portfolio paid commissions of $741, $295 and $122 to Robert Fleming Securities Limited ("Robert Fleming"), Jardine Fleming & Co. ("JFC"), and Ord Minnett Group Ltd. ("Ord Minnett") respectively, which represented approximately 1.2%, 0.5% and 0.2%, respectively, of total commissions paid during 1997 by the International Opportunities Portfolio. Information for that Portfolio, transactions effected through Robert Fleming, JFC, and Ord Minnett represented 1.5%, 0.7% and 0.2% of the aggregate dollar amount of transactions involving payment of commissions. Robert Fleming and JFC are affiliates of Rowe Price-Fleming, sub-investment manager of the International Opportunities Portfolio. Also during 1997, Neuberger & Berman, a registered broker-dealer that also serves as sub-investment manager of the Mid Cap Value Portfolio, executed transactions representing approximately 56% of the aggregate dollar amount of transactions for that Portfolio involving the payment of commissions. Commissions for the transactions executed by Neuberger & Berman totaled approximately $68,000, which represented just under 56% of all commissions paid by that Portfolio during 1997. The Fund may not engage in any transactions in which John Hancock, any of the sub-investment managers, or any of their affiliates acts as principal.

                      THE TRUST'S ORGANIZATION AND SHARES

  On April 12, 1988, pursuant to an Agreement and Plan or Reorganization dated February 2, 1988, a majority of the outstanding shares of each Portfolio of John Hancock Variable Series Fund I, Inc., a Maryland corporation, voted its reorganization as a Massachusetts business trust effective April 29, 1988. On that date, all of the existing assets of John Hancock Variable Series Fund I, Inc., and all of its obligations were transferred to John Hancock Variable Series Trust I, a trust organized on February 25, 1988, for a number of full and fractional shares of beneficial interest of the Trust equal to the number of full and fractional shares of John Hancock Variable Series Fund I, Inc., then outstanding.

  The shares of beneficial interest of the Fund as reorganized are divided into 23 series, each corresponding to one of the Fund's 23 Portfolios. The Fund has the right to establish additional series and issue additional shares without the consent of the shareholders.

  The assets received by the Fund for the issuance or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof are specifically allocated to that Portfolio. They constitute the underlying assets of each Portfolio, are segregated on the books of the Fund, and are to be charged with the expenses of such Portfolio. Any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared with respect to such Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

  The shares of each Portfolio, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

  Under the Declaration of Trust of the Fund, the Fund is not required to hold an Annual Meeting. Normally there will be no shareholder meetings for the purpose of electing Trustees unless and until fewer than a majority of the Trustees then in office have been elected by the shareholders. Trustees elected at the Annual Meeting of shareholders on April 26, 1995, will continue in office until the next Annual Meeting unless they die, resign or are removed, either for cause or without cause, at any meeting of shareholders by an affirmative vote of a majority of the outstanding shares entitled to vote for the election of Trustees. The Trustees may elect their own successors and appoint Trustees to fill any vacancy only if, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders. If at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly for the purpose of electing the Board of Trustees.

  The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees when requested in writing to do so by holders of 10% or more of the outstanding shares. Whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Fund's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

  In addition to transferring assets to the Fund through Variable Life Account U and Variable Annuity Account U, JHVLICO also provided additional capital for the Fund by purchasing through Variable Life Account U $350,000 worth of shares each of the Managed and Large Cap Growth Portfolios and through Variable Life Account V $500,000 worth of shares each of the Diversified Mid Cap Growth, Real Estate Equity, International Equity Index, and Short-Term Bond Portfolios. John Hancock also provided additional capital for the Fund by purchasing the following amounts of shares on May 1, 1998: $5 million for the Small/Mid Cap CORE Portfolio; $15 million for the Income Equity Portfolio; $10 million for the Emerging Markets Equity Portfolio; $25 million for the Bond Index Portfolio, and $10 million for the High Yield Bond Portfolio. JHVLICO or John Hancock may withdraw such additional investment at some time. However, before withdrawing any part of their interests in any Portfolio, John Hancock or JHVLICO will consider any possible adverse impact the withdrawal might have on that Portfolio.

  If the contractholders show minimal interest in any Portfolio, the Fund's Board of Trustees, by majority vote, may eliminate the Portfolio or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The contractholders of such Portfolios will be notified in writing of the Fund's intention to eliminate the Portfolio and given 30 days to transfer amounts from such Portfolio to other Portfolios without incurring a transaction fee. Amounts not transferred or withdrawn will automatically be transferred, at the discretion of the Fund's management.

  A dividend from the net investment income of the Money Market Portfolio will be declared and distributed daily. Dividends from net investment income of the other Portfolios, except for the Diversified Mid Cap Growth Portfolio, will be declared and distributed monthly. Dividends, if any, from net investment income of the Diversified Mid Cap Growth Portfolio will be declared and distributed annually. The Fund will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Portfolio to which they relate and will be appropriately credited to investment performance under John Hancock and JHVLICO variable life insurance and annuity contracts.


                                 VOTING RIGHTS

  All shares of the Fund of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Portfolios differ. Where the interests of the Portfolios differ, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shareholders in one Portfolio on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Portfolio; and shareholders in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in the fundamental investment policy of a particular Portfolio and approval of investment management or sub-investment management agreements.


                       PURCHASE AND REDEMPTION OF SHARES

  Shares of beneficial interest of each Portfolio of the Fund are offered only to the corresponding subaccount of a Separate Account to which premiums have been allocated by the owner of an insurance policy or an annuity contract. Shares are sold at their net asset value as next determined after receipt of a net premium by the Separate Account, without the addition of any selling commission or sales load.

  Shares are redeemed at their net asset value as next determined after receipt of a surrender request by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Fund shares are also purchased and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission and at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

  Redemptions are normally made in cash, but the Fund reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities. The right to redeem shares or to receive payment with respect to any redemption of shares of any

Portfolio may only be suspended (a) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed (other than customary weekend and holiday closings), (b) for any period during which an emergency exists as a result of which disposal of portfolio securities or determination of the net asset value of that Portfolio is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolio.


                                NET ASSET VALUE

  The net asset value per share of each Portfolio is determined once daily, after the declaration of dividends, if any, as of 4:00 p.m., New York City time, on each business day the New York Stock Exchange ("Exchange") is open for regular trading. For this purpose, however, certain derivative instruments may be valued using prices as late as 4:15.

  The net asset value per share of each Portfolio is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Fund expenses will be accrued daily for this purpose.

  Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Portfolio, are valued at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Portfolio would receive upon the sale of the instrument.

  The valuation of the Money Market Portfolio's securities based upon their amortized cost is subject to the Portfolio's adherence to certain procedures and conditions. The portfolio manager will purchase U.S. dollar-denominated securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The portfolio manager will invest only in securities that are judged to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the SEC.

  The Board of Trustees has established procedures designed to stabilize the Money Market Portfolio's price per share, as computed for the purpose of sales and redemptions, at $10. There can be no assurance, however, that the Portfolio will at all times be able to maintain a constant $10 net asset value per share. Such procedures include review of the Portfolio's holdings at such intervals as is deemed appropriate to determine whether the Portfolio's net asset value, calculated by using available market quotations, deviates from $10 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

  Securities and covered call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

  Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

  Any other security for which market quotations are not readily available and any other property for which valuation is not otherwise available is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

  Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value is used which is established by the exchange on which the instrument is traded.

  Trading in the Portfolios that may purchase securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Fund calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Portfolios' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Portfolio's net asset value is calculated, such securities may be valued at fair value under procedures approved by the Board of Trustees in good faith.


                                     TAXES

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so that the Fund will not be subject to Federal income tax on amounts distributed.

  In order for the Fund to qualify for Federal income tax treatment as a regulated investment company, at least 90 percent of each Portfolio's gross income for each taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities.

  To avoid taxation of capital gains, the Fund will distribute to the Separate Accounts each Portfolio's net capital gains at least annually and net investment income at least monthly. A Portfolio's net investment income from the time of the immediately preceding dividend declaration consists of interest accrued or discount earned during such period (including both original issue and market discount) on that Portfolio's securities, less amortization of premium and the actual or estimated expenses of the Portfolio applicable to that dividend period.

  Each Portfolio must also be adequately diversified in its investments and maintain its status as a regulated investment company ("RIC") in order that the variable life insurance policies and annuity contracts funded through the Separate Accounts retain their character as life insurance or an annuity and the related tax benefits for annuity and insurance contract holders. John Hancock will monitor continued compliance with the adequate diversification requirements set forth in regulations issued by the Treasury Department. The diversification requirements are briefly summarized below.

  For a Portfolio to qualify as a regulated investment company ("RIC"), at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer of 5% of the value of the Portfolio's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. Should a Portfolio, for any reason, fail to qualify for tax treatment as a RIC, investment company, or otherwise incur any tax liability, the investment performance of the Separate Accounts could be adversely affected, to the detriment of the contractholders.

  In addition, Treasury Department regulations require that no more than 55% of the total value of the assets of each Portfolio be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

  A variable life insurance policy or annuity contract investing in a Portfolio that failed to meet these diversification requirements would, unless and until the failure can be corrected in a procedure afforded by the Internal Revenue Service, subject contractholders to taxation of income in the contract or policy for that or any subsequent period. For a discussion of the tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

  Those Portfolios that invest substantial amounts of their assets in foreign securities may make an election to pass through John Hancock or JHVLICO any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to John Hancock. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to John Hancock or JHVLICO.

                        CALCULATION OF PERFORMANCE DATA

  The Money Market Portfolio may advertise investment performance figures including its current yield and its effective yield. (See the following section on "Calculation of Yield Quotation of the Money Market Portfolio" for a complete description.)

YIELD AND TOTAL RETURN INFORMATION FOR ALL PORTFOLIOS OTHER THAN THE MONEY MARKET PORTFOLIO

  The non-money market Portfolios of the Fund may also advertise investment performance figures, including yield. Each such Portfolio's yield is based upon a stated 30-day period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD = 2[([(a-b)/(cd)] + 1)/6/ -1]

  Where: a = dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements, if any)


c = the average daily number of shares outstanding during the period that were entitled to receive dividends


d = the maximum offering price (which is the net asset value) per share on the last day of the period.

  The following table shows the current yield for each of the existing Portfolios for the 30-day period ended December 31, 1998:

     PORTFOLIO                                                  CURRENT YIELD
     ---------                                                  -------------
     Managed.......................................                   %
     Growth & Income...............................                   %
     Equity Index..................................                   %
     Large Cap Value...............................                   %
     Large Cap Growth..............................                   %
     Mid Cap Value.................................                   %
     Mid Cap Growth................................                   %
     Diversified Mid Cap Growth....................                   %
     Real Estate Equity............................                   %
     Small/Mid Cap CORE............................                   %
     Small Cap Value...............................                   %
     Small Cap Growth..............................                   %
     Global Equity.................................                   %
     International Balanced........................                   %
     International Equity Index....................                   %
     International Opportunities...................                   %
     Emerging Markets..............................                   %
     Short-Term Bond...............................                   %
     Bond Index....................................                   %
     Sovereign Bond................................                   %
     Strategic Bond................................                   %
     High Yield Bond...............................                   %

  Each of the Portfolios may advertise its total return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                               P (1 + T)/n/ = ERV

  Where:       P   = a hypothetical initial payment of $1,000

               T   = average annual total return

               n   = number of years


          ERV = ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period

  The average annual total return for each of the Portfolios for the periods ending December 31, 1998 is set forth in the Appendix to the prospectus.

CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET PORTFOLIO

  The Money Market Portfolio's yield is its current investment income expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2)dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then
(3)multiplying the base period return by 52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

  The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

  Compound (effective) yield for the Portfolio will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

  For the seven-day period ending December 31, 1998, the Money Market Portfolio's current yield was ____%; its effective yield was ____%.

  The Portfolio's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Portfolio, and its expenses. Current yield information should not be deemed comparable to bank deposits or other investments which pay a fixed return or which calculate yields on a different basis.

CHARGES UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY POLICIES

  Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to JHVLICO's and John Hancock's variable life insurance and variable annuity policies. Therefore, the yield or total return of any Portfolio is not comparable to that of a publicly available fund. Yield or total return quotations should not be considered representative of the Portfolio's yield or total return in any future period.

                            ADDITIONAL INFORMATION

LEGAL MATTERS

  Freedman, Levy, Kroll & Simonds of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.

REPORTS

  Annual and semi-annual reports containing financial statements of the Fund, as well as voting instructions soliciting material for the Fund, will be sent to variable life insurance and annuity contractholders having an interest in the Fund.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

    (a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

    (b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

    (c)  Not Applicable.

    (d) (1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company dated April 12, 1988 relating to the Initial Portfolios, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

         (2) Sub-Investment Management Agreement among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company dated April 29, 1988, relating to the Growth & Income, Large Cap Growth, and Managed Portfolios, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

         (3) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, and John Hancock Mutual Life Insurance Company, pertaining to the Real Estate Equity Portfolio, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed March 1, 1994.

    4. Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company dated as of April 12, 1988, relating to the Real Estate Equity and International Equity Index Portfolios, included in Post-Effective Amendment No. 3 to this File No. 33-208l, filed in April, 1988.

    5. Amendment dated as of May 1, 1998 to the Investment Management Agreement dated as of April 12, 1998 relating to the Real Estate Equity and International Equity Index Portfolios, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

    6. Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond and Diversified Mid Cap Growth Portfolios, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed March 1, 1994.

    7. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc. and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond Portfolio, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed March 1, 1994.

    8. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company relating to the Diversified Mid Cap Growth Portfolio, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed
  March 1, 1994.

    9. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Sovereign Bond Portfolio, included in Post-Effective Amendment No. 11 to this File No. 33-2081, filed April 29, 1995.

   10. Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International Balanced Portfolios, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed April 30, 1996.

   11. Amendment, dated May 1, 1997, to the Investment Management Agreements dated April 12, 1988, April 15, 1994, and March 14, 1996, to reallocate Fund expenses and to reduce the advisory fee of the Short-Term Bond Portfolio and the Equity Index Portfolio, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

   12. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the Large Cap Value Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   13. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Janus Capital Corporation, and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Growth Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   14. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Neuberger & Berman Management, L.P., and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Value Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   15. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Small Cap Growth Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   16. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, INVESCO Management & Research, and John Hancock Mutual Life Insurance Company, relating to the Small Cap Value Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   17. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, J.P. Morgan Investment Management, Inc., and John Hancock Mutual Life Insurance Company, relating to the Strategic Bond Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   18. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Rowe Price-Fleming International, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Opportunities Portfolio, included in Post-Effective Amendment No. 13 to this
  File No. 33-2081, filed April 30, 1996.

   19. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Brinson Partners, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Balanced Portfolio, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed
  April 30, 1996.

   20. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Mutual Life Insurance Company, relating to the Equity Index Portfolio, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

   21. Amendment to Sub-Investment Management Agreement among John Hancock Variable Series Trust I, State Street Bank and Trust Company, and John Hancock Mutual Life Insurance Company, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   22. Investment Management Agreement dated as of April 14, 1998 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap CORE, Global Equity, International Equity Index, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   23. Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company, relating to the Small/Mid Cap CORE Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   24. Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Scudder Kemper Investments, Inc., and John Hancock Mutual Life Insurance Company, relating to the Global Equity Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   25. Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence International Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Equity Index Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   26. Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Montgomery Asset Management, LLC, and John Hancock Mutual Life Insurance Company, relating to the Emerging Markets Equity Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   27.  Sub-Investment Management Agreement Among John Hancock Variable
  Series Trust I, Mellon Bond Associates, and John Hancock Mutual Life Insurance Company, relating to the Bond Index Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   28.  Sub-Investment Management Agreement Among John Hancock Variable
  Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company, relating to the High Yield Bond Portfolio, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   (e) (1) Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company, dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

   (2) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company, previously filed electronically on February 28, 1997.

   (f) Not Applicable.

   (g) (1) Custodian Agreement Between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE Portfolio, included in Post-Effective Amendment No. 10 to this File No. 33-2081, filed March 2, 1995.

   (2) Amendment dated as of March 18, 1996 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the Agreement to cover additional Portfolios, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed April 30, 1996 .

   (3) Amendment dated as of April 14, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Portfolios, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed May 1, 1998.

   (h) Amendment dated April 29, 1988 to Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, which was priorly included in
  Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

   (i) Opinion and Consent of Counsel regarding the legality of the securities being registered, previously filed electronically on February 13, 1998.

   (j) (1) Consent of Ernst & Young LLP, independent auditors (to be filed by amendment).

   (j) (2) Representation of Counsel pursuant to Rule 485(b) (to be filed by amendment).

   (k)  Not Applicable.

   (l)  Not Applicable.

   (m)  Not Applicable.

   (n)  Financial Data Schedules (to be filed by amendment).

   (o)  Not Applicable.

   (p) Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company (to be filed by amendment).

   (q) Powers of Attorney for Ms. Cook and Mr. Lee included in Post-Effective Amendment No. 9 to this Form N-1A Registration Statement (File No. 33-2081), filed March 1, 1994. Powers of Attorney of Messrs. Shaw, Zeo, Dykstra and Kiebala, included in Post-Effective Amendment No. 3 to this Form N-1A Registration Statement (File No. 33-208l), filed in April, 1988.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Mutual Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Mutual Variable Life Insurance Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; and (4) John Hancock Variable Annuity Account I, a separate investment account created pursuant to created pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO. (The seven variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO and John Hancock, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock and JHVLICO directly control the Registrant, and the Separate Accounts currently are its sole shareholders.


  Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock and JHVLICO. A diagram of the subsidiaries of John Hancock is attached as Exhibit (p) to this Form N-1A Registration Statement.

ITEM 25. INDEMNIFICATION

  Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2 to Post-Effective Amendment No. 3 to this Registration Statement filed in April,
1988), which provides that the Trust shall indemnify or advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust (Exhibit 1 to Post-Effective Amendment No. 3 to this Registration Statement filed in April, 1988), relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and
(b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of a quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(k) to Post-Effective Amendment No. 13 to this Registration Statement filed April 30, 1996), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(g) to Post-Effective Amendment No. 9 to this Registration Statement filed March 1, 1994), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 5 Post-Effective Amendment No. 4 to this Registration Statement, filed in April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(v) to Post-Effective Amendment No. 19 to this Registration Statement filed in 1998),
Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to this Registration Statement filed in April, 1989), and Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management of the Fund," Item 7 of Part II of John Hancock's Form ADV [filed separately with the Commission (File No. 801-8352)], and Item 10 of John Hancock's Form BD [filed separately with the Commission (File No. 8-15661)]. Information pertaining to any business and other connections of Registrant's sub-investment advisers, Independence Investment Associates, Inc. ("IIA"), John Hancock Advisers Inc. ("Advisers"), John Hancock International Advisers, Limited ("International Advisers"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Janus Capital Corporation ("Janus"), Neuberger Berman, LLC ("Neuberger Berman"), INVESCO Management & Research ("INVESCO"), J.P. Morgan Investment Management Inc. ("JPMIM"), Rowe Price-Fleming International, Inc. ("Rowe Price-Fleming"), Brinson Partners, Inc. ("Brinson"), Goldman Sachs Asset Management ("Goldman Sachs"), Scudder Kemper Investments, Inc.("Scudder Kemper"), Independence International Associates, Inc. ("Independence International"), Montgomery Asset Management, LLC ("Montgomery"), Mellon Bond Associates ("Mellon"), and Wellington Management Company, LLP ("Wellington") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund" and Item 7 of Part II of the Forms ADV of IIA (File No. 801-18048), Advisers (File No. 801-
8124), Advisers International (File No. 801-29498), T. Rowe Price (File No. 801-
856), Janus (File No. 801-13991), Neuberger & Berman (File No. 801-3908), INVESCO (File No. 801-1596), JPMIM (File No. 801-21011), Rowe Price-Fleming (File No. 801-14713), Brinson (File No. 801-34910) Goldman Sachs (File No. 801-
3111), Scudder Kemper (File No. 801-252), Independence International (File No. 801-28785), Montgomery (File No. 801-54803), Mellon (File No. 801-50865),
Wellington (File No. 801-41552) filed separately with the Commission.
  The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of John Hancock, IIA, Advisers, Advisers International, T. Rowe Price, Janus, Neuberger & Berman, INVESCO, JPMIM, Rowe Price-Fleming, Brinson Goldman Sachs, Scudder Kemper, Independence International, Montgomery, Mellon, and Wellington are hereby incorporated by reference, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub-investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS


  (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

  (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference from Schedules A and D of Signator's Form BD [filed separately with the Commission (Firm CRD No. 468)]. None of the directors or partners of Signator hold positions with the Registrant.

  (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

  John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent, investment adviser, principal underwriter, and distributor and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act. John Hancock, as Investment Adviser will keep records related to transactions in the Bond and Money Market Portfolios.

  IIA, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Growth & Income, Large Cap Growth, Managed, Real Estate Equity, and Short-Term Bond Portfolios.

  Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, and International Advisers, 37 Park Street, London W1Y3H6, England, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Equities Portfolio.

  Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Special Opportunities, Sovereign Bond, and Small Cap Growth Portfolios.


  State Street, Two International Place, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index
Portfolio.

  T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Portfolio.

  Janus, 100 Fillmore Street, Denver, Colorado 80206, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Growth Portfolio.

  Neuberger Berman, 605 Third Avenue, New York, New York 10158, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Value Portfolio.

  INVESCO, 101 Federal Street, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Value Portfolio.

  JPMIM, 522 Fifth Avenue, New York, New York, 10036, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Strategic Bond Portfolio.

  Rowe Price-Fleming, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Opportunities Portfolio.

  Brinson, 209 South LaSalle Street, Chicago, Illinois 60604, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Balanced Portfolio.

  Goldman Sachs, One New York Plaza, New York, New York 10004, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap CORE Equity Portfolio.

  Scudder Kemper, 345 Park Avenue, New York, New York 10154, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Global Equity Portfolio.

  Independence International, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the International Equity Index Portfolio.

  Montgomery, 101 California Street, San Francisco, California 94111, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Portfolio.

  Mellon, One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Diversified Bond Index Portfolio.

  Wellington, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the High Yield Bond Portfolio.

ITEM 29. MANAGEMENT SERVICES

  Not applicable.

ITEM 30. UNDERTAKINGS

  Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 1ST DAY OF MARCH 1999.

                                             John Hancock Variable Series
                                              Trust I


                                             By:      /s/ Thomas J. Lee
                                                --------------------------------
                                                  Thomas J. Lee, Vice Chairman

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

               SIGNATURE                                    DATE



By:       /s/ Raymond F. Skiba                            March 1, 1999
   -------------------------------------
            Raymond F. Skiba
   Treasurer (Principal Financial and
          Accounting Officer)


By:       /s/ Thomas J. Lee                               March 1, 1999
   -------------------------------------
           Thomas J. Lee
 Vice Chairman (Acting Principal Executive Officer)


For himself and as attorney-in-fact for:

  Michele G. Van Leer
  Chairman

  William H. Dykstra
  Trustee

  Elizabeth G. Cook
  Trustee